SFT Balanced Stabilization Fund

Investments in Securities

September 30, 2025

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Long-Term Debt Securities (31.9%)
Government Obligations (1.7%)
U.S. Government Agencies and Obligations (1.7%)
Federal Home Loan Mortgage Corporation (0.0%)
3.000%, 09/01/43	$40,446	$37,264
3.500%, 10/01/44	41,057	38,681
3.500%, 11/01/44	40,301	37,959
3.500%, 12/01/44	44,021	41,463
		155,367
Federal National Mortgage Association (0.1%)
3.000%, 04/01/43	61,466	56,568
3.000%, 05/01/43	19,975	18,390
3.000%, 06/01/43	92,587	85,165
3.500%, 08/01/42	40,456	38,287
3.500%, 02/01/43	48,884	46,556
		244,966
U.S. Treasury (1.6%)
U.S. Treasury Bonds
4.000%, 11/15/42	5,530,000	5,110,066
4.000%, 11/15/52	1,200,000	1,061,062
U.S. Treasury Notes, 3.875%, 12/31/27	3,350,000	3,368,975
		9,540,103
Total government obligations (cost: $10,439,600)		9,940,436

Other Mortgage-Backed Securities (0.2%)
Commercial Mortgage-Backed Securities (0.2%)
Bank, Series 2019-BN18, Class A4, 3.584%, 05/15/62	1,500,000	1,436,727
Total other mortgage-backed securities (cost: $1,541,754)		1,436,727

Corporate Obligations (30.0%)
Basic Materials (0.7%)
Chemicals (0.2%)
Mosaic Co., 5.450%, 11/15/33	200,000	206,462
Yara International ASA, 3.148%, 06/04/30 (b)	1,000,000	939,182
		1,145,644
Mining (0.5%)
Anglo American Capital PLC, 2.625%, 09/10/30 (b)	2,000,000	1,835,986
Fortescue Treasury Pty. Ltd., 6.125%, 04/15/32 (b)	1,000,000	1,033,379
		2,869,365
Communications (2.3%)
Media (0.7%)
Charter Communications Operating LLC/Charter Communications Operating Capital
3.750%, 02/15/28	1,500,000	1,477,166
6.834%, 10/23/55	1,000,000	1,019,011
Comcast Corp.
2.887%, 11/01/51	1,319,000	811,487
2.937%, 11/01/56	327,000	193,976
4.200%, 08/15/34 (c)	500,000	478,304
Walt Disney Co., 4.950%, 10/15/45	500,000	475,102
		4,455,046
Software (0.5%)
Amazon.com, Inc., 3.875%, 08/22/37	1,000,000	922,558
Netflix, Inc., 4.875%, 04/15/28	2,000,000	2,044,526
		2,967,084
Telecommunication (1.1%)
AT&T, Inc.
2.550%, 12/01/33	943,000	802,996

See accompanying notes to investments in securities.

SFT Balanced Stabilization Fund

Investments in Securities – continued

3.550%, 09/15/55	$1,405,000	$967,367
3.800%, 12/01/57	75,000	53,412
4.500%, 05/15/35	1,000,000	966,159
T-Mobile USA, Inc., 2.700%, 03/15/32	1,000,000	896,531
Verizon Communications, Inc.
2.650%, 11/20/40	1,000,000	723,258
2.987%, 10/30/56	1,194,000	735,579
3.000%, 11/20/60	2,000,000	1,211,880
		6,357,182
Consumer Cyclical (1.8%)
Auto Manufacturers (0.3%)
General Motors Financial Co., Inc., 5.000%, 04/09/27	2,000,000	2,018,624

Automobile Components (0.2%)
Aptiv Swiss Holdings Ltd., 5.150%, 09/13/34	1,000,000	994,345

Passenger Airlines (0.7%)
Air Canada Pass-Through Trust, Series 2015-2, Class A, 4.125%, 06/15/29 (b)	626,856	610,194
American Airlines Pass-Through Trust, Series 2015-2, Class A, 4.000%, 03/22/29	549,917	536,054
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.750%, 10/20/28 (b)	2,000,000	2,011,329
United Airlines Pass-Through Trust, Series 2018-1, Class AA, 3.500%, 09/01/31	791,125	759,089
		3,916,666
Retail (0.6%)
Lowe’s Cos., Inc.
3.700%, 04/15/46	2,000,000	1,535,565
5.625%, 04/15/53	2,250,000	2,234,590
		3,770,155
Consumer, Non-cyclical (5.8%)
Agricultural Operations (0.4%)
Cargill, Inc.
3.125%, 05/25/51 (b)	1,000,000	677,829
4.375%, 04/22/52 (b)	2,150,000	1,852,397
		2,530,226
Beverages (0.3%)
Constellation Brands, Inc., 5.250%, 11/15/48	2,050,000	1,907,715

Biotechnology (1.0%)
Amgen, Inc., 4.050%, 08/18/29	2,000,000	1,991,354
Bio-Rad Laboratories, Inc., 3.700%, 03/15/32	2,000,000	1,869,309
Gilead Sciences, Inc., 4.600%, 09/01/35	2,000,000	1,977,551
		5,838,214
Commercial Services (0.7%)
Ashtead Capital, Inc., 5.500%, 08/11/32 (b)	2,000,000	2,069,365
Global Payments, Inc.
4.800%, 04/01/26	750,000	750,845
5.300%, 08/15/29	1,500,000	1,534,617
		4,354,827
Food Products (0.6%)
General Mills, Inc., 3.000%, 02/01/51	1,002,000	653,224
Kroger Co., 5.150%, 08/01/43	1,100,000	1,042,454
Mars, Inc., 3.950%, 04/01/49 (b)	1,000,000	800,478
Tyson Foods, Inc., 5.150%, 08/15/44	1,000,000	936,492
		3,432,648
Health Care Equipment & Supplies (0.2%)
Abbott Laboratories, 4.750%, 11/30/36	1,000,000	1,009,067

Health Care Providers & Services (0.8%)
Centene Corp., 2.625%, 08/01/31	2,000,000	1,720,559
Elevance Health, Inc., 4.375%, 12/01/47	1,000,000	833,447
HCA, Inc., 6.000%, 04/01/54	1,500,000	1,502,410
Novant Health, Inc., 2.637%, 11/01/36	1,000,000	799,904
		4,856,320
Household Products (0.1%)
Kimberly-Clark Corp., 3.900%, 05/04/47	1,000,000	807,408

See accompanying notes to investments in securities.

SFT Balanced Stabilization Fund

Investments in Securities – continued

Personal Care (0.1%)
Estee Lauder Cos., Inc., 4.150%, 03/15/47	$1,000,000	$805,379

Pharmaceuticals (1.6%)
AbbVie, Inc.
4.400%, 11/06/42	1,000,000	900,958
4.450%, 05/14/46	1,000,000	884,548
Becton Dickinson & Co., 4.298%, 08/22/32	2,000,000	1,968,740
Bristol-Myers Squibb Co., 5.200%, 02/22/34	1,000,000	1,036,951
CVS Pass-Through Trust, 6.943%, 01/10/30	82,735	86,362
Mead Johnson Nutrition Co., 5.900%, 11/01/39	1,000,000	1,061,435
Takeda Pharmaceutical Co. Ltd., 5.000%, 11/26/28	2,000,000	2,044,474
Viatris, Inc., 4.000%, 06/22/50	2,000,000	1,363,060
		9,346,528
Energy (1.7%)
Oil & Gas (0.8%)
APA Corp., 6.100%, 02/15/35	1,000,000	1,022,184
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.337%, 12/15/27	1,000,000	986,040
BP Capital Markets America, Inc., 4.234%, 11/06/28	1,000,000	1,004,951
Coterra Energy, Inc., 3.900%, 05/15/27	1,000,000	993,638
Phillips 66, 4.650%, 11/15/34	1,000,000	976,354
		4,983,167
Pipelines (0.9%)
Energy Transfer LP, 4.900%, 03/15/35	1,000,000	973,185
Enterprise Products Operating LLC, Series J, 5.750%, 03/01/35	250,000	264,063
Kinder Morgan, Inc., 5.300%, 12/01/34	750,000	764,807
MPLX LP, 4.950%, 09/01/32	2,000,000	2,006,306
Whistler Pipeline LLC, 5.950%, 09/30/34 (b)	1,000,000	1,030,927
Williams Cos., Inc., 3.750%, 06/15/27	500,000	496,688
		5,535,976
Financial (9.9%)
Banks (6.4%)
Bank of America Corp.
Series L, 4.183%, 11/25/27	1,000,000	1,000,525
4.244%, 04/24/38 (3-Month USD TERM SOFR + 2.076%) (d)	1,000,000	932,356
4.948%, 07/22/28 (SOFRRATE + 2.040%) (d)	1,500,000	1,521,858
Bank of New York Mellon Corp.
3.442%, 02/07/28 (3-Month USD TERM SOFR + 1.331%) (d)	1,000,000	993,288
Series J, 4.967%, 04/26/34 (SOFRRATE + 1.606%) (d)	1,500,000	1,528,696
5.834%, 10/25/33 (SOFRRATE + 2.074%) (d)	1,000,000	1,077,296
Capital One NA, Series BKNT, 4.250%, 03/13/26	500,000	499,789
Citigroup, Inc.
3.980%, 03/20/30 (3-Month USD TERM SOFR + 1.600%) (d)	1,000,000	988,133
4.650%, 07/23/48	1,250,000	1,114,803
4.750%, 05/18/46	1,200,000	1,065,095
Comerica Bank, 5.332%, 08/25/33 (SOFRRATE + 2.610%) (d)	2,000,000	1,999,127
Fifth Third Bancorp, 6.361%, 10/27/28 (SOFRRATE + 2.192%) (d)	1,000,000	1,042,897
First Republic Bank
4.375%, 08/01/46 (e)	575,000	218
4.625%, 02/13/47 (e)	1,379,000	1,724
Goldman Sachs Group, Inc.
3.850%, 01/26/27	1,000,000	997,324
4.482%, 08/23/28 (SOFRRATE + 1.725%) (d)	2,000,000	2,012,804
5.150%, 05/22/45	1,000,000	940,163
JPMorgan Chase & Co.
3.328%, 04/22/52 (SOFRRATE + 1.580%) (d)	2,000,000	1,431,135
3.897%, 01/23/49 (3-Month USD TERM SOFR + 1.482%) (d)	1,000,000	805,442
KeyBank NA, 4.390%, 12/14/27	3,000,000	3,016,442
M&T Bank Corp., 4.553%, 08/16/28 (SOFRRATE + 1.780%) (d)	3,000,000	3,019,153
Morgan Stanley
2.802%, 01/25/52 (SOFRRATE + 1.430%) (d)	2,000,000	1,290,156
6.342%, 10/18/33 (SOFRRATE + 2.560%) (d)	1,000,000	1,098,710
PNC Bank NA, 4.050%, 07/26/28	1,000,000	997,629
State Street Corp., 6.123%, 11/21/34 (SOFRRATE + 1.958%) (d)	1,500,000	1,623,617
Truist Financial Corp.
5.867%, 06/08/34 (SOFRRATE + 2.361%) (d)	1,000,000	1,059,613
6.123%, 10/28/33 (SOFRRATE + 2.300%) (d)	2,000,000	2,155,092
U.S. Bancorp, 5.850%, 10/21/33 (SOFRRATE + 2.090%) (d)	1,000,000	1,066,658

See accompanying notes to investments in securities.

SFT Balanced Stabilization Fund

Fund Investments in Securities – continued

Wells Fargo & Co.
3.068%, 04/30/41 (SOFRRATE + 2.530%) (d)	$1,600,000	$1,241,838
4.750%, 12/07/46	2,300,000	2,040,259
		38,561,840
Financial Services (1.4%)
American Express Co.
3.300%, 05/03/27	1,000,000	989,844
4.050%, 12/03/42	1,000,000	866,442
Capital One Financial Corp.
4.100%, 02/09/27	1,000,000	998,449
5.468%, 02/01/29 (SOFRRATE + 2.080%) (d)	1,500,000	1,538,645
Eaton Vance Corp., 3.500%, 04/06/27	1,000,000	993,150
Intercontinental Exchange, Inc., 4.350%, 06/15/29	3,000,000	3,026,646
		8,413,176
Insurance (1.5%)
American Financial Group, Inc., 4.500%, 06/15/47	1,000,000	836,359
Arch Capital Finance LLC, 4.011%, 12/15/26 (c)	1,000,000	998,229
Marsh & McLennan Cos., Inc., 4.350%, 01/30/47	500,000	427,283
Metropolitan Life Global Funding I, 1.550%, 01/07/31 (b)	3,000,000	2,619,886
Old Republic International Corp., 5.750%, 03/28/34	1,500,000	1,563,656
Principal Life Global Funding II, 1.500%, 08/27/30 (b)	3,000,000	2,620,238
		9,065,651
Real Estate Investment Trust — Health Care (0.2%)
Alexandria Real Estate Equities, Inc., 4.500%, 07/30/29	500,000	501,730
DOC Dr. LLC, 4.300%, 03/15/27	1,000,000	1,000,371
		1,502,101
Specialized REITs (0.4%)
American Tower Corp., 3.375%, 10/15/26	1,000,000	992,550
Crown Castle, Inc., 4.750%, 05/15/47	1,000,000	879,699
Goodman U.S. Finance Four LLC, 4.500%, 10/15/37 (b)	500,000	464,644
		2,336,893
Industrials (2.4%)
Aerospace & Defense (0.5%)
Lockheed Martin Corp., 1.850%, 06/15/30	1,000,000	902,647
RTX Corp.
4.050%, 05/04/47	500,000	406,808
4.125%, 11/16/28	1,500,000	1,501,988
		2,811,443
Building Products (0.1%)
CRH America Finance, Inc., 4.400%, 05/09/47 (b)	1,000,000	852,108

Electrical Equipment (0.5%)
Flex Ltd., 4.875%, 06/15/29	1,000,000	1,010,751
Jabil, Inc., 3.600%, 01/15/30	2,000,000	1,929,179
		2,939,930
Miscellaneous Manufacturing (0.2%)
Carlisle Cos., Inc., 3.750%, 12/01/27	1,000,000	992,515

Packaging & Containers (0.3%)
Amcor Finance USA, Inc., 4.500%, 05/15/28	1,000,000	1,004,295
Sealed Air Corp., 6.875%, 07/15/33 (b)	1,000,000	1,085,997
		2,090,292
Transportation (0.6%)
Canadian Pacific Railway Co., 4.300%, 05/15/43	250,000	216,613
FedEx Corp., 4.400%, 01/15/47 (b)	1,000,000	820,596
Union Pacific Corp., 5.375%, 06/01/33	2,500,000	2,593,371
		3,630,580
Trucking & Leasing (0.2%)
GATX Corp., 4.550%, 11/07/28	1,000,000	1,005,802

Information Technology (2.0%)
Computers (0.8%)
Apple, Inc., 4.375%, 05/13/45 (c)	1,000,000	903,774
Dell International LLC/EMC Corp., 6.200%, 07/15/30	2,000,000	2,145,970

See accompanying notes to investments in securities.

SFT Balanced Stabilization Fund

Investments in Securities – continued

Leidos, Inc., 4.375%, 05/15/30	$2,000,000	$1,993,985
		5,043,729
Semiconductor Equipment (0.8%)
Broadcom, Inc., 3.419%, 04/15/33 (b)	2,000,000	1,850,966
Micron Technology, Inc., 2.703%, 04/15/32	2,000,000	1,779,711
QUALCOMM, Inc., 4.650%, 05/20/35	1,000,000	1,005,145
		4,635,822
Software (0.4%)
Oracle Corp., 3.800%, 11/15/37	1,000,000	864,315
VMware LLC, 1.400%, 08/15/26	1,800,000	1,760,319
		2,624,634
Utilities (3.4%)
Electric Utilities (2.9%)
Alabama Power Co., 3.125%, 07/15/51	2,000,000	1,352,847
Ameren Illinois Co., 3.700%, 12/01/47	1,000,000	781,501
Arizona Public Service Co., 4.350%, 11/15/45	1,000,000	844,879
CenterPoint Energy Houston Electric LLC, Series AJ, 4.850%, 10/01/52	3,150,000	2,863,268
Duke Energy Corp., 4.500%, 08/15/32	1,000,000	993,888
Duke Energy Florida LLC, 5.950%, 11/15/52	1,000,000	1,051,403
Duke Energy Progress LLC, 3.600%, 09/15/47	1,000,000	758,281
Entergy Texas, Inc., 3.450%, 12/01/27	3,000,000	2,944,114
Northern States Power Co., 3.750%, 12/01/47	1,000,000	740,914
Oglethorpe Power Corp., 4.250%, 04/01/46	800,000	634,801
Oklahoma Gas & Electric Co., 4.150%, 04/01/47	500,000	412,949
Union Electric Co., 5.250%, 01/15/54	1,500,000	1,432,754
Wisconsin Power & Light Co., 3.950%, 09/01/32	3,000,000	2,879,561
		17,691,160
Gas Utilities (0.4%)
Atmos Energy Corp., 4.125%, 03/15/49	750,000	614,175
National Fuel Gas Co., 4.750%, 09/01/28	1,000,000	1,006,958
Washington Gas Light Co., Series K, 3.796%, 09/15/46	1,000,000	766,619
		2,387,752
Water Utilities (0.1%)
American Water Capital Corp., 3.750%, 09/01/47	1,000,000	778,053
Total corporate obligations (cost: $185,878,653)		181,265,067
Total long-term debt securities (cost: $197,860,007)		192,642,230

	Shares
Mutual Funds (61.5%)
Investment Companies (61.5%)
iShares Core S&P 500 ETF (c) (f)	12,940	8,660,742
SFT Index 500 Fund, Class 1 (f) (g) (h)	11,295,068	335,898,676
SPDR S&P 500 ETF Trust (c) (f)	34,500	22,983,210
Vanguard S&P 500 ETF (f)	6,700	4,102,946
Total mutual funds (cost: $103,555,136)		371,645,574

Short-Term Securities (4.6%)
Investment Companies (4.6%)
State Street Institutional U.S. Government Money Market Fund, current rate 4.090%	27,844,008	27,844,008
Total short-term securities (cost: $27,844,008)		27,844,008
Total investments excluding purchased options (98.0%) (cost: $329,259,151)		592,131,812
Total purchased options outstanding (0.1%) (cost: $638,959)		534,128
Total investments in securities (cost: $329,898,110)		592,665,940
Cash and other assets in excess of liabilities (1.9%)		11,628,450
Total net assets (100.0%)		$604,294,390

Investments in Securities Legend
(a)	Securities are valued in accordance with procedures described in the notes to investments in securities
(b)	Security sold within terms of a private placement memorandum exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended, and may be sold only to dealers in that program.
(c)	Fully or partially pledged as initial margin deposits on open futures contracts.
(d)	Variable rate security.
(e)	In default.

See accompanying notes to investments in securities.

SFT Balanced Stabilization Fund

Investments in Securities – continued

(f)	Reports and other information about these investment companies are available in the EDGAR database on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
(g)	Affiliated security.
(h)	Non-income producing security.

Holdings of Open Futures Contracts

On September 30, 2025, securities with an aggregate market value of $32,896,003 have been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)(a)
3-Month SOFR Future	December 2025	60	Long	$14,457,931	$14,447,250	$(10,681)
2 Year U.S. Treasury Note	December 2025	25	Long	5,220,958	5,209,961	(10,997)
5 Year U.S. Treasury Note	December 2025	215	Long	23,579,778	23,476,992	(102,786)
10 Year U.S. Ultra	December 2025	110	Long	12,552,315	12,658,594	106,279
S&P 500 E-Mini Index Future	December 2025	287	Long	95,367,230	96,701,062	1,333,832
Ultra U.S. Treasury Bond	December 2025	20	Long	2,424,427	2,401,250	(23,177)
					$154,895,109	$1,292,470

Call Options Purchased:

The Fund had the following call options purchased open at September 30, 2025:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
CBOE Volatility Index	$22	November 2025	1,730	$173,000	$294,100

Put Options Purchased:

The Fund had the following put options purchased open at September 30, 2025:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
S&P 500 Index	$6,290	November 2025	46	$4,600	$240,028

Call Options Written:

The Fund had the following call options written open at September 30, 2025:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
CBOE Volatility Index	$40	November 2025	1,730	$173,000	$(107,260)

Put Options Written:

The Fund had the following put options written open at September 30, 2025:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
S&P 500 Index	$5,700	November 2025	46	$4,600	$(76,130)

See accompanying notes to investments in securities.

SFT Core Bond Fund
Investments in Securities
September 30, 2025
(Unaudited)
(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Long-Term Debt Securities (101.5%)
Government Obligations (62.7%)
Other Government Obligations (0.6%)
Provincial or Local Government Obligations (0.6%)
Medina Valley Independent School District, GO, (PSF-GTD), 4.750%, 02/15/50	$155,000	$157,001
New York City Transitional Finance Authority, Series E, 5.000%, 11/01/53	465,000	481,708
New York City Transitional Finance Authority Future Tax Secured Revenue, Series F-1, 5.000%, 02/01/51	415,000	425,690
New York State Dormitory Authority, Series A, 5.000%, 03/15/54	295,000	305,033
New York State Thruway Authority
5.000%, 03/15/56	105,000	108,719
5.000%, 03/15/59	105,000	108,464
Series C, 5.000%, 03/15/53	395,000	404,847
Northwest Independent School District, GO, (PSF-GTD), 5.000%, 02/15/55	225,000	233,840
Texas A&M University, Series D, 4.000%, 05/15/31	325,000	324,108
		2,549,410
U.S. Government Agencies and Obligations (62.1%)
Export-Import Bank of the United States (0.0%)
Export-Import Bank of the U.S., 2.578%, 12/10/25	2,619	2,610

Federal Home Loan Mortgage Corporation (10.2%)
2.000%, 07/01/41	1,369,326	1,183,253
2.000%, 11/01/51	4,429,927	3,593,605
2.000%, 03/01/52	2,488,907	2,016,204
2.500%, 01/01/52	1,559,210	1,322,074
2.500%, 03/01/52	6,689,337	5,666,645
3.000%, 08/01/42	225,376	207,747
3.000%, 12/01/42	78,361	72,190
3.000%, 01/01/43	112,251	103,306
3.000%, 02/01/43	252,198	232,261
3.000%, 04/01/43	397,709	365,894
3.000%, 02/01/52	2,842,711	2,521,120
3.500%, 05/01/32	50,703	49,796
3.500%, 03/01/42	278,685	265,296
3.500%, 08/01/42	230,508	219,434
3.500%, 11/01/52	4,606,433	4,218,336
4.000%, 09/01/40	215,384	211,071
4.000%, 11/01/40	410,425	399,244
4.000%, 02/01/41	100,244	98,113
4.000%, 03/01/41	103,064	100,619
4.000%, 08/01/52	5,708,542	5,399,515
4.000%, 09/01/52	3,022,123	2,860,363
4.000%, 11/01/52	3,088,247	2,925,656
4.000%, 02/01/53	506,335	478,087
4.500%, 09/01/40	30,607	30,768
4.500%, 01/01/41	140,503	140,720
4.500%, 02/01/41	92,801	92,906
4.500%, 03/01/41	203,020	203,104
4.500%, 04/01/41	178,164	177,943
4.500%, 09/01/52	577,194	563,258
4.500%, 10/01/52 (b)	950,105	926,480
4.500%, 11/01/52	3,789,913	3,695,286
4.500%, 10/01/53 (b)	1,224,902	1,194,572
5.000%, 05/01/29	4,488	4,517
5.000%, 04/01/35	32,576	33,385
5.000%, 08/01/35	15,282	15,643
5.000%, 11/01/35	33,517	34,378
5.000%, 11/01/39	177,104	181,445
5.000%, 04/01/40	56,547	57,934
5.000%, 08/01/40	37,083	37,992
5.000%, 05/01/55	1,320,375	1,310,643
5.500%, 05/01/34	198,148	201,554
5.500%, 10/01/34	55,858	57,876
5.500%, 07/01/35	78,198	81,158

See accompanying notes to investments in securities.

SFT Core Bond Fund
Investments in Securities – continued

5.500%, 10/01/35	$84,049	$87,306
5.500%, 12/01/38	47,255	48,828
6.000%, 11/01/33	97,004	99,795
6.500%, 09/01/32	10,379	10,711
6.500%, 11/01/32	9,040	9,370
6.500%, 06/01/36	57,959	61,286
7.000%, 12/01/37	19,969	20,852
		43,889,539
Federal National Mortgage Association (10.8%)
2.000%, 04/01/51	2,501,998	2,033,803
2.000%, 11/01/51	11,272,788	9,142,366
2.000%, 02/01/52	1,003,478	811,486
2.000%, 03/01/52	2,836,938	2,297,697
2.500%, 12/01/51	2,174,202	1,844,899
2.500%, 02/01/52	497,467	420,122
2.500%, 03/01/52	2,285,474	1,937,168
2.500%, 04/01/52	3,850,162	3,268,414
3.000%, 09/01/42	53,522	49,307
3.000%, 01/01/46	47,475	42,940
3.000%, 01/01/52	2,090,846	1,840,067
3.000%, 04/01/52	4,958,836	4,366,827
3.000%, 05/01/52	2,138,581	1,884,120
3.000%, 06/01/52	380,966	338,415
3.500%, 12/01/32	45,198	44,354
3.500%, 11/01/40	192,800	183,977
3.500%, 01/01/41	210,159	200,604
3.500%, 02/01/41	242,053	231,130
3.500%, 04/01/41	117,221	111,783
3.500%, 11/01/41	733,033	698,271
3.500%, 12/01/41	147,493	140,438
3.500%, 05/01/42	75,686	72,128
3.500%, 01/01/43	160,329	152,071
3.500%, 02/01/43	195,534	186,222
3.500%, 05/01/43	645,838	605,883
4.000%, 12/01/40	27,000	26,215
4.000%, 04/01/41	423,284	412,726
4.000%, 09/01/41	106,710	104,046
4.000%, 11/01/41	69,460	67,596
4.000%, 06/01/42	206,413	200,876
4.000%, 09/01/43	128,611	124,204
4.500%, 05/01/35	56,502	56,953
4.500%, 07/01/35	135,657	135,100
4.500%, 09/01/37	49,273	49,113
4.500%, 06/01/39	62,262	62,358
4.500%, 04/01/41	493,620	494,409
4.500%, 07/01/41	357,110	357,310
4.500%, 07/01/47	141,122	139,529
4.500%, 08/01/52	4,974,598	4,851,416
4.500%, 04/01/53	838,120	816,749
5.000%, 11/01/33	58,725	59,534
5.000%, 03/01/34	46,447	47,636
5.000%, 05/01/34	10,448	10,604
5.000%, 12/01/34	56,069	56,533
5.000%, 07/01/35	52,052	53,106
5.000%, 08/01/35	23,295	23,835
5.000%, 03/01/38	21,842	22,385
5.000%, 04/01/38	47,078	47,972
5.000%, 06/01/39	41,834	42,859
5.000%, 12/01/39	135,871	139,229
5.000%, 06/01/40	17,821	18,258
5.000%, 04/01/41	163,083	167,082
5.000%, 11/01/53	1,907,375	1,899,733
5.500%, 04/01/33	218,131	221,521
5.500%, 05/01/33	2,408	2,458
5.500%, 12/01/33	20,558	21,039
5.500%, 01/01/34	40,246	41,227
5.500%, 02/01/34	39,048	40,335
5.500%, 03/01/34	50,574	51,020
5.500%, 04/01/34	35,842	36,393
5.500%, 05/01/34	1,140	1,163

See accompanying notes to investments in securities.

SFT Core Bond Fund
Investments in Securities – continued

5.500%, 09/01/34	$52,431	$54,345
5.500%, 10/01/34	17,292	17,711
5.500%, 01/01/35	28,436	29,485
5.500%, 02/01/35	65,441	67,708
5.500%, 04/01/35	63,066	65,297
5.500%, 06/01/35	2,815	2,901
5.500%, 08/01/35	41,141	41,781
5.500%, 10/01/35	86,189	89,365
5.500%, 11/01/35	19,152	19,922
5.500%, 09/01/36	37,053	38,049
5.500%, 12/01/39	24,404	25,283
5.500%, 09/01/53	902,432	913,113
6.000%, 09/01/32	3,971	4,160
6.000%, 10/01/32	116,902	119,881
6.000%, 11/01/32	156,523	164,308
6.000%, 03/01/33	95,070	97,460
6.000%, 12/01/33	45,669	47,116
6.000%, 08/01/34	8,944	9,249
6.000%, 09/01/34	8,524	8,935
6.000%, 11/01/34	4,736	4,837
6.000%, 12/01/34	33,550	34,897
6.000%, 11/01/36	4,588	4,820
6.000%, 01/01/37	63,127	66,523
6.000%, 08/01/37	32,125	33,751
6.000%, 10/01/38	44,395	46,783
6.500%, 12/01/31	9,832	10,146
6.500%, 02/01/32	64,455	66,513
6.500%, 04/01/32	33,683	35,254
6.500%, 05/01/32	8,811	9,092
6.500%, 07/01/32	43,466	44,854
6.500%, 08/01/32	35,136	36,258
6.500%, 09/01/32	22,752	23,478
6.500%, 10/01/32	26,437	27,281
6.500%, 09/01/34	1,710	1,773
6.500%, 11/01/34	2,037	2,147
6.500%, 03/01/35	23,978	25,083
6.500%, 09/01/37	39,651	41,804
6.500%, 11/01/37	17,238	18,212
7.000%, 07/01/31	17,833	18,622
7.000%, 09/01/31	52,794	55,129
7.000%, 11/01/31	37,753	39,422
7.000%, 02/01/32	22,457	23,450
7.000%, 03/01/32	2,694	2,813
7.000%, 07/01/32	13,199	13,783
7.500%, 04/01/31	9,136	9,159
7.500%, 05/01/31	2,931	2,936
		46,321,903
Government National Mortgage Association (7.6%)
1.000%, 12/20/42	32,564	27,739
3.000%, 11/16/44	516,217	469,251
3.000%, 03/15/45	339,732	306,151
3.000%, 04/15/45	704,624	634,970
3.000%, 05/15/45	29,837	26,888
3.250%, 04/20/33	49,598	47,931
3.250%, 03/20/35	498,389	478,553
3.250%, 11/20/35	282,729	270,638
3.250%, 01/20/36	499,855	478,911
3.500%, 11/15/40	41,716	39,220
3.500%, 04/20/46	176,214	162,113
3.500%, 01/20/49	475,000	430,094
3.750%, 03/20/46	541,819	507,022
4.000%, 07/20/31	114,375	113,804
4.000%, 04/20/39	123,117	117,485
4.000%, 12/20/40	279,252	269,023
4.000%, 01/15/41	15,016	14,528
4.000%, 02/15/41	117,588	112,915
4.000%, 10/15/41	80,528	77,773
4.000%, 12/20/44	35,343	34,025
4.500%, 06/15/40	80,159	79,790
4.500%, 10/20/52	2,028,389	1,983,071

See accompanying notes to investments in securities.

SFT Core Bond Fund
Investments in Securities – continued

4.500%, 10/20/54	$2,158,365	$2,096,100
4.500%, 11/20/54	1,183,621	1,149,476
5.000%, 05/15/33	19,120	19,301
5.000%, 12/15/39	32,187	32,742
5.000%, 01/15/40	273,891	278,519
5.000%, 07/15/40	65,555	66,686
5.500%, 07/15/38	80,799	84,251
5.500%, 10/15/38	94,603	98,310
5.539%, 06/20/54 (30 day USD SOFR Average + 1.150%) (c)	810,295	811,678
3.500%, 10/20/55, TBA (b)	6,650,000	6,072,759
4.000%, 10/20/55, TBA (b)	4,800,000	4,517,436
4.500%, 10/20/55, TBA (b)	2,200,000	2,134,846
5.000%, 10/15/54, TBA (b)	5,100,000	5,075,275
5.500%, 10/15/54, TBA (b)	3,325,000	3,350,278
		32,469,552
U.S. Treasury (26.9%)
U.S. Treasury Bonds
4.750%, 08/15/55	18,678,000	18,727,614
4.875%, 08/15/45	11,260,000	11,501,035
U.S. Treasury Notes
3.375%, 09/15/28	11,540,000	11,463,367
3.500%, 09/30/27	3,910,000	3,902,363
3.625%, 08/31/30	13,294,000	13,229,607
3.625%, 09/30/30	39,407,000	39,216,122
3.875%, 09/30/32	12,435,000	12,396,141
4.250%, 08/15/35	5,243,000	5,285,599
		115,721,848
Uniform Mortgage-Backed Security (6.6%)
Uniform Mortgage-Backed Security
2.000%, 10/14/55, TBA (b)	2,725,000	2,196,630
2.500%, 10/14/55, TBA (b)	4,900,000	4,130,708
3.000%, 10/14/55, TBA (b)	5,300,000	4,658,048
3.500%, 10/14/55, TBA (b)	3,025,000	2,765,386
4.000%, 10/14/55, TBA (b)	4,550,000	4,290,455
4.500%, 10/14/55, TBA (b)	2,625,000	2,547,669
5.000%, 10/14/55, TBA (b)	4,450,000	4,414,723
5.500%, 10/15/54, TBA (b)	3,300,000	3,328,395
		28,332,014
Total government obligations (cost: $272,102,205)		269,286,876

Asset-Backed Securities (8.8%)
AGL CLO 12 Ltd., Series 2021-12A, Class B, 6.187%, 07/20/34 (3-Month USD TERM SOFR + 1.862%) (c) (d)	875,000	876,688
Allegro CLO X Ltd., Series 2019-1A, Class ARR, 5.456%, 04/20/32 (3-Month USD TERM SOFR + 1.130%) (c) (d)	639,060	639,196
AMMC CLO 28 Ltd., Series 2024-28A, Class A1A, 5.876%, 07/20/37 (3-Month USD TERM SOFR + 1.550%) (c) (d)	1,000,000	1,003,872
Apidos CLO XII Ltd., Series 2013-12A, Class ARR, 5.398%, 04/15/31 (3-Month USD TERM SOFR + 1.080%) (c) (d)	680,069	680,043
Arbour CLO VII DAC, Series 7A, Class B1R, 4.064%, 12/15/38 (3-Month EUR EURIBOR + 2.050%) (c) (d)	1,350,000	1,588,561
ARES XXVII CLO Ltd., Series 2013-2A, Class BR3, 5.964%, 10/28/34 (3-Month USD TERM SOFR + 1.650%) (c) (d)	1,080,000	1,081,634
Bain Capital Credit CLO Ltd., Series 2021-6A, Class A1R, 5.416%, 10/21/34 (3-Month USD TERM SOFR + 1.090%) (c) (d)	1,200,000	1,201,435
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE1, Class M1, 5.247%, 02/25/34 (1-Month USD TERM SOFR + 1.089%) (c)	264,231	269,437
BlueMountain CLO Ltd., Series 2018-3A, Class BR, 6.169%, 10/25/30 (3-Month USD TERM SOFR + 1.850%) (c) (d)	1,200,000	1,202,855
Chase Funding Trust
Series 2002-3, Class 2A1, 4.912%, 08/25/32 (1-Month USD TERM SOFR + 0.754%) (c)	75,813	75,265
Series 2003-2, Class 2A2, 4.832%, 02/25/33 (1-Month USD TERM SOFR + 0.674%) (c)	70,464	70,537
CIFC Funding Ltd.
Series 2014-4RA, Class A1A2, 5.312%, 01/17/35 (3-Month USD TERM SOFR + 0.990%) (c) (d)	1,070,000	1,071,936
Series 2022-3A, Class A, 5.736%, 04/21/35 (3-Month USD TERM SOFR + 1.410%) (c) (d)	1,250,000	1,252,845
Cologix Data Centers U.S. Issuer LLC, Series 2021-1A, Class A2, 3.300%, 12/26/51 (d)	1,035,000	1,010,223
Commonbond Student Loan Trust
Series 2017-AGS, Class C, 5.280%, 05/25/41 (d)	18,377	16,919
Series 2018-AGS, Class A1, 3.210%, 02/25/44 (d)	382,065	361,859
Series 2018-AGS, Class A2, 4.772%, 02/25/44 (1-Month USD TERM SOFR + 0.614%) (c) (d)	69,615	68,794
Series 2019-AGS, Class A1, 2.540%, 01/25/47 (d)	821,710	752,061
Series 2021-AGS, Class A, 1.200%, 03/25/52 (d)	344,589	293,861
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC, Series 2025-1A, Class A2, 6.000%, 05/20/55 (d)	385,000	394,626

See accompanying notes to investments in securities.

SFT Core Bond Fund
Investments in Securities – continued

Dryden 45 Senior Loan Fund, Series 2016-45A, Class BRR, 5.968%, 10/15/30 (3-Month USD TERM SOFR + 1.650%) (c) (d)	$1,100,000	$1,099,936
FIGRE Trust, Series 2025-HE3, Class A, 5.560%, 05/25/55 (c) (d)	1,440,842	1,458,861
FirstKey Homes Trust, Series 2021-SFR1, Class F2, 3.452%, 08/17/38 (d)	1,050,000	1,031,628
Flexential Issuer, Series 2021-1A, Class A2, 3.250%, 11/27/51 (d)	445,000	432,004
FRTKL Group, Inc., Series 2021-SFR1, Class G, 4.105%, 09/17/38 (d)	1,250,000	1,212,088
Home Partners of America Trust, Series 2021-1, Class A, 1.698%, 09/17/41 (d)	1,507,045	1,363,295
ICG U.S. CLO Ltd., Series 2016-1A, Class A2R3, 5.914%, 04/29/34 (3-Month USD TERM SOFR + 1.600%) (c) (d)	1,100,000	1,101,650
Navient Private Education Refi Loan Trust
Series 2020-HA, Class A, 1.310%, 01/15/69 (d)	349,754	331,053
Series 2021-BA, Class A, 0.940%, 07/15/69 (d)	918,597	839,627
Series 2021-FA, Class A, 1.110%, 02/18/70 (d)	946,418	844,181
Series 2022-A, Class A, 2.230%, 07/15/70 (d)	1,092,808	997,714
Octagon Investment Partners 46 Ltd., Series 2020-2A, Class BR, 6.229%, 07/15/36 (3-Month USD TERM SOFR + 1.912%) (c) (d)	1,125,000	1,126,878
Park Avenue Institutional Advisers CLO Ltd., Series 2017-1A, Class A2R2, 02/14/34 (3-Month USD TERM SOFR + 1.550%) (b) (c) (d)	1,000,000	1,000,000
Progress Residential Trust
Series 2021-SFR7, Class D, 2.341%, 08/17/40 (d)	1,525,000	1,422,178
Series 2021-SFR8, Class F, 3.181%, 10/17/38 (d)	2,000,000	1,958,132
Regatta 32 Funding Ltd., Series 2025-4A, Class A1, 5.628%, 07/25/38 (3-Month USD TERM SOFR + 1.340%) (c) (d)	1,100,000	1,105,728
Rockford Tower CLO Ltd.
Series 2019-2A, Class AR2, 5.334%, 08/20/32 (3-Month USD TERM SOFR + 1.130%) (c) (d)	926,214	927,716
Series 2021-2A, Class BR, 5.863%, 07/20/34 (3-Month USD TERM SOFR + 1.700%) (c) (d)	1,070,000	1,068,063
Series 2022-1A, Class BR, 5.975%, 07/20/35 (3-Month USD TERM SOFR + 1.700%) (c) (d)	1,100,000	1,103,442
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class D, 1.570%, 01/15/27 (d)	602,553	600,773
Saxon Asset Securities Trust, Series 2004-1, Class A, 4.579%, 03/25/35 (1-Month USD TERM SOFR + 0.654%) (c)	158,135	140,297
SoFi Professional Loan Program LLC, Series 2021-B, Class AFX, 1.140%, 02/15/47 (d)	1,270,458	1,114,714
Symphony CLO XX Ltd., Series 2018-20A, Class AR2, 5.418%, 01/16/32 (3-Month USD TERM SOFR + 1.100%) (c) (d)	326,184	326,249
TIAA CLO IV Ltd., Series 2018-1A, Class A1AR, 5.466%, 01/20/32 (3-Month USD TERM SOFR + 1.140%) (c) (d)	615,251	615,694
Tricon American Homes Trust, Series 2020-SFR2, Class B, 1.832%, 11/17/39 (d)	975,000	920,298
Total asset-backed securities (cost: $38,302,027)		38,054,846

Other Mortgage-Backed Securities (10.6%)
Collateralized Mortgage Obligations/Mortgage Revenue Bonds (7.7%)
Agate Bay Mortgage Trust, Series 2015-1, Class B2, 3.625%, 01/25/45 (c) (d)	36,071	35,350
Bear Stearns Mortgage Securities, Inc., Series 1996-6, Class B2, 8.000%, 11/25/29	13,420	7,718
CIM Trust
Series 2021-R3, Class A1, 1.951%, 06/25/57 (c) (d)	1,461,496	1,335,199
Series 2023-R3, Class A1A, 4.500%, 01/25/63 (c) (d)	1,346,986	1,332,449
Citigroup Mortgage Loan Trust, Inc.
Series 2018-RP1, Class A1, 3.000%, 09/25/64 (c) (d)	44,785	44,115
Series 2021-INV1, Class A7A, 2.500%, 05/25/51 (c) (d)	1,550,245	1,395,531
CSMC Trust
Series 2013-6, Class B4, 3.433%, 08/25/43 (c) (d)	430,499	385,101
Series 2017-HL1, Class A12, 3.500%, 06/25/47 (c) (d)	707,231	646,159
FARM 21-1 Mortgage Trust, Series 2021-1, Class A, 2.180%, 01/25/51 (c) (d)	1,332,582	1,085,039
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
Series 2017-2, Class M1, 4.000%, 08/25/56 (c) (d)	89,967	89,583
Series 2021-3, Class TT, 2.000%, 03/25/61	813,679	735,931
Federal Home Loan Mortgage Corp. STACR Debt Notes, Series 2017-DNA2, Class M2R, 5.421%, 10/25/29 (30 day USD SOFR Average + 1.064%) (c)	195,340	194,610
Federal Home Loan Mortgage Corp. Whole Loan Securities Trust
Series 2015-SC01, Class 1A, 3.500%, 05/25/45	144,645	131,590
Series 2016-SC02, Class 1A, 3.000%, 10/25/46	37,973	32,914
Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2016-C05, Class 2M2, 8.921%, 01/25/29 (30 day USD SOFR Average + 4.564%) (c)	303,790	308,640
Federal National Mortgage Association REMICS, Series 2004-33, Class AL, 4.500%, 05/25/34	537,000	538,042
Flagstar Mortgage Trust
Series 2021-5INV, Class A5, 2.500%, 07/25/51 (c) (d)	1,882,036	1,691,664
Series 2021-6INV, Class A6, 2.500%, 08/25/51 (c) (d)	1,698,362	1,529,562
GS Mortgage-Backed Securities Trust, Series 2014-EB1A, Class B4, 6.707%, 07/25/44 (c) (d)	2,110,021	2,082,419
JP Morgan Mortgage Trust
Series 2014-2, Class B1, 3.383%, 06/25/29 (c) (d)	85,169	82,622
Series 2015-6, Class B4, 3.514%, 10/25/45 (c) (d)	1,375,000	981,295
Series 2016-3, Class B3, 3.302%, 10/25/46 (c) (d)	113,517	109,563
Series 2017-2, Class B4, 3.644%, 05/25/47 (c) (d)	2,342,317	2,162,063
Series 2021-13, Class A4, 2.500%, 04/25/52 (c) (d)	2,915,146	2,618,041

See accompanying notes to investments in securities.

SFT Core Bond Fund
Investments in Securities – continued

Series 2021-4, Class A5, 2.500%, 08/25/51 (c) (d)	$2,400,000	$1,663,232
Luminent Mortgage Trust, Series 2005-1, Class A1, 4.792%, 11/25/35 (1-Month USD TERM SOFR + 0.634%) (c)	1,072,071	1,037,110
Mellon Residential Funding Corp. Mortgage Pass-Through Trust, Series 1998-2, Class B1, 6.750%, 06/25/28	469	466
OBX Trust, Series 2022-NQM2, Class A1, 2.984%, 01/25/62 (c) (d)	1,739,408	1,667,748
PMT Loan Trust, Series 2024-INV1, Class A3, 5.500%, 10/25/59 (c) (d)	1,235,544	1,244,103
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071%, 11/25/56 (c) (d)	903,056	804,683
Sequoia Mortgage Trust
Series 2013-8, Class B4, 3.481%, 06/25/43 (c)	441,116	347,619
Series 2015-1, Class B2, 3.937%, 01/25/45 (c) (d)	84,522	82,401
Series 2015-3, Class B1, 3.727%, 07/25/45 (c) (d)	121,009	118,828
Series 2015-4, Class B2, 3.103%, 11/25/30 (c) (d)	20,585	19,638
Series 2017-1, Class B3, 3.601%, 02/25/47 (c) (d)	818,187	680,066
Shellpoint Co-Originator Trust, Series 2017-1, Class B4, 3.595%, 04/25/47 (c) (d)	1,092,768	834,427
Starwood Mortgage Residential Trust
Series 2021-3, Class A1, 1.127%, 06/25/56 (c) (d)	605,036	535,911
Series 2021-6, Class A1, 1.920%, 11/25/66 (c) (d)	1,089,365	961,908
Structured Asset Mortgage Investments, Inc.
Series 1998-2, Class B, 6.750%, 05/02/30 (c)	5,571	66
Series 1998-2, Class C, 6.750%, 05/02/30 (c)	3,606	250
Towd Point Mortgage Trust, Series 2018-4, Class A1, 3.000%, 06/25/58 (c) (d)	1,311,934	1,246,886
Vista Point Securitization Trust, Series 2024-CES3, Class A1, 5.679%, 01/25/55 (c) (d)	1,345,836	1,352,173
WinWater Mortgage Loan Trust, Series 2015-4, Class B3, 3.700%, 06/20/45 (c) (d)	1,011,224	951,700
		33,104,415
Commercial Mortgage-Backed Securities (2.9%)
BAMLL Commercial Mortgage Securities Trust, Series 2014-520M, Class A, 4.325%, 08/15/46 (c) (d)	1,350,000	1,228,919
BX Trust, Series 2023-LIFE, Class A, 5.045%, 02/15/28 (d)	900,000	890,520
CRSNT Trust, Series 2021-MOON, Class A, 5.095%, 04/15/36 (1-Month USD TERM SOFR + 0.934%) (c) (d)	1,070,000	1,062,644
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class A, 5.649%, 01/13/40 (c) (d)	430,000	444,450
Series 2025-SPRL, Class B, 5.950%, 01/13/40 (c) (d)	430,000	445,499
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP5, Class A5, 3.723%, 03/15/50	1,000,000	990,486
UBS Commercial Mortgage Trust
Series 2017-C1, Class AS, 3.724%, 06/15/50	2,750,000	2,685,523
Series 2017-C6, Class A5, 3.580%, 12/15/50	3,500,000	3,428,258
Series 2017-C7, Class AS, 4.061%, 12/15/50 (c)	1,505,000	1,465,417
		12,641,716
Total other mortgage-backed securities (cost: $49,363,957)		45,746,131

Corporate Obligations (16.6%)
Basic Materials (0.3%)
Chemicals (0.3%)
International Flavors & Fragrances, Inc., 2.300%, 11/01/30 (d)	1,205,000	1,078,123

Communications (1.1%)
Media (0.7%)
Charter Communications Operating LLC/Charter Communications Operating Capital
2.800%, 04/01/31	1,130,000	1,020,741
4.800%, 03/01/50	315,000	249,298
CSC Holdings LLC
5.750%, 01/15/30 (d)	172,000	65,494
6.500%, 02/01/29 (d)	529,000	390,971
11.750%, 01/31/29 (d)	390,000	327,970
Scripps Escrow II, Inc., 3.875%, 01/15/29 (d)	50,000	44,049
Time Warner Cable LLC, 5.500%, 09/01/41	145,000	132,762
Virgin Media Vendor Financing Notes III DAC, 4.875%, 07/15/28	295,000	386,820
VZ Secured Financing BV, 5.000%, 01/15/32 (d)	535,000	484,005
		3,102,110
Software (0.1%)
Cogent Communications Group LLC/Cogent Finance, Inc., 7.000%, 06/15/27 (d)	45,000	44,953
Getty Images, Inc., 11.250%, 02/21/30 (d)	16,832	16,073
Uber Technologies, Inc., 4.800%, 09/15/34	445,000	445,913
		506,939
Telecommunication (0.3%)
Altice Financing SA
5.000%, 01/15/28 (d)	34,000	26,435
5.750%, 08/15/29 (d)	72,000	54,180
9.625%, 07/15/27 (d)	50,000	45,000

See accompanying notes to investments in securities.

SFT Core Bond Fund
Investments in Securities – continued

Crown Castle Towers LLC, 4.241%, 07/15/48 (d)	$625,000	$617,803
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 5.152%, 09/20/29 (d)	250,000	250,954
Zayo Group Holdings, Inc., 9.250%, 03/09/30 (d)	51,617	49,295
		1,043,667
Consumer Cyclical (1.0%)
Auto Manufacturers (0.2%)
Volkswagen Group of America Finance LLC
5.650%, 03/25/32 (d)	700,000	722,796
5.800%, 03/27/35 (d)	100,000	102,584
Volkswagen International Finance NV, 7.875%, 09/06/32 (9 year EUR Swap + 4.783%) (c)	100,000	135,570
		960,950
Entertainment (0.1%)
Great Canadian Gaming Corp./Raptor LLC, 8.750%, 11/15/29 (d)	70,000	69,205
Voyager Parent LLC, 9.250%, 07/01/32 (d)	93,000	98,342
Warnermedia Holdings, Inc.
5.050%, 03/15/42	10,000	7,975
5.141%, 03/15/52	122,000	90,814
		266,336
Lodging-Hotel (0.1%)
Las Vegas Sands Corp., 6.000%, 06/14/30	425,000	442,637

Passenger Airlines (0.1%)
JetBlue Pass-Through Trust, Series 2020-1, Class A, 4.000%, 05/15/34	606,759	570,749

Retail (0.5%)
BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc., 9.500%, 07/01/32 (d)	65,000	67,957
Ferrellgas LP/Ferrellgas Finance Corp.
5.375%, 04/01/26 (d)	340,000	336,579
5.875%, 04/01/29 (d)	362,000	336,929
McDonald's Corp., 4.950%, 03/03/35	645,000	653,539
Michaels Cos., Inc.
5.250%, 05/01/28 (d)	396,000	363,008
7.875%, 05/01/29 (d)	106,000	88,510
Papa John's International, Inc., 3.875%, 09/15/29 (d)	225,000	214,531
		2,061,053
Consumer, Non-cyclical (3.1%)
Agricultural Products (0.3%)
Imperial Brands Finance PLC
3.875%, 07/26/29 (d)	30,000	29,474
6.125%, 07/27/27 (d)	470,000	485,106
Japan Tobacco, Inc., 5.250%, 06/15/30 (d)	635,000	658,326
		1,172,906
Beverages (0.3%)
Constellation Brands, Inc., 2.250%, 08/01/31	755,000	665,005
Diageo Investment Corp., 5.625%, 04/15/35	635,000	674,157
		1,339,162
Biotechnology (0.0%)
Amgen, Inc., 5.650%, 03/02/53	110,000	109,733

Commercial Services (0.1%)
Grand Canyon University, 5.125%, 10/01/28	70,000	68,837
Upbound Group, Inc., 6.375%, 02/15/29 (d)	75,000	74,010
VT Topco, Inc., 8.500%, 08/15/30 (d)	40,000	40,702
		183,549
Food Products (0.3%)
Pilgrim's Pride Corp.
3.500%, 03/01/32	1,320,000	1,208,285
6.875%, 05/15/34	165,000	182,172
		1,390,457
Health Care Providers & Services (1.3%)
Centene Corp.
2.500%, 03/01/31	220,000	189,779
3.000%, 10/15/30	757,000	676,598
Cigna Group, 5.250%, 01/15/36	640,000	648,130
CommonSpirit Health, 4.350%, 11/01/42	405,000	348,250
Elevance Health, Inc.

See accompanying notes to investments in securities.

SFT Core Bond Fund
Investments in Securities – continued

5.000%, 01/15/36	$445,000	$442,015
5.375%, 06/15/34	275,000	283,614
Humana, Inc., 5.550%, 05/01/35	645,000	657,170
IQVIA, Inc., 5.700%, 05/15/28	825,000	850,740
Kedrion SpA, 6.500%, 09/01/29 (d)	305,000	301,012
Molina Healthcare, Inc., 6.250%, 01/15/33 (d)	40,000	40,330
Sinai Health System, 3.034%, 01/20/36	935,000	877,957
UnitedHealth Group, Inc., 5.625%, 07/15/54	425,000	422,410
		5,738,005
Household Products (0.0%)
Spectrum Brands, Inc., 3.875%, 03/15/31 (d)	61,000	48,952

Pharmaceuticals (0.8%)
1261229 BC Ltd., 10.000%, 04/15/32 (d)	130,000	133,257
Bayer U.S. Finance II LLC
4.375%, 12/15/28 (d)	1,180,000	1,175,987
4.400%, 07/15/44 (d)	1,000,000	801,568
CVS Health Corp.
4.780%, 03/25/38	90,000	84,367
5.050%, 03/25/48	335,000	297,867
7.000%, 03/10/55 (5 year CMT + 2.886%) (c)	305,000	320,336
Grifols SA, 7.500%, 05/01/30	328,000	406,091
Teva Pharmaceutical Finance Netherlands III BV, 6.000%, 12/01/32	266,000	277,059
		3,496,532
Energy (1.4%)
Oil & Gas (0.2%)
Ecopetrol SA, 8.875%, 01/13/33	40,000	43,448
KazMunayGas National Co. JSC, 5.375%, 04/24/30	300,000	308,299
Sunoco LP, 7.875%, 09/18/30 (5 year CMT + 4.230%) (c) (d)	300,000	305,313
Transocean International Ltd., 8.750%, 02/15/30 (d)	33,750	35,510
		692,570
Pipelines (1.2%)
Energy Transfer LP, 6.850%, 02/15/40	1,850,000	2,013,049
Global Partners LP/GLP Finance Corp., 8.250%, 01/15/32 (d)	20,000	21,094
NGPL PipeCo LLC, 3.250%, 07/15/31 (d)	1,000,000	906,214
Tennessee Gas Pipeline Co. LLC, 8.375%, 06/15/32	1,500,000	1,769,218
Venture Global LNG, Inc.
7.000%, 01/15/30 (d)	67,000	69,247
9.000%, 09/30/29 (5 year CMT + 5.440%) (c) (d)	203,000	201,179
9.875%, 02/01/32 (d)	181,000	197,064
Venture Global Plaquemines LNG LLC
6.500%, 01/15/34 (d)	16,000	16,837
6.750%, 01/15/36 (d)	91,000	96,658
		5,290,560
Financial (5.8%)
Banks (3.9%)
Bank of America Corp.
1.922%, 10/24/31 (SOFRRATE + 1.370%) (c)	710,000	630,830
2.884%, 10/22/30 (3-Month USD TERM SOFR + 1.452%) (c)	2,410,000	2,287,826
Citigroup, Inc.
2.520%, 11/03/32 (SOFRRATE + 1.177%) (c)	215,000	190,981
5.333%, 03/27/36 (SOFRRATE + 1.465%) (c)	425,000	434,385
5.449%, 06/11/35 (SOFRRATE + 1.447%) (c)	135,000	139,998
Goldman Sachs Group, Inc.
1.431%, 03/09/27 (SOFRRATE + 0.798%) (c)	555,000	548,015
2.383%, 07/21/32 (SOFRRATE + 1.248%) (c)	600,000	535,607
5.016%, 10/23/35 (SOFRRATE + 1.420%) (c)	180,000	181,213
5.536%, 01/28/36 (SOFRRATE + 1.380%) (c)	55,000	57,493
HSBC Holdings PLC, 2.357%, 08/18/31 (SOFRRATE + 1.947%) (c)	95,000	86,016
JPMorgan Chase & Co.
1.040%, 02/04/27 (3-Month USD TERM SOFR + 0.695%) (c)	2,500,000	2,472,460
1.470%, 09/22/27 (SOFRRATE + 0.765%) (c)	910,000	887,121
2.545%, 11/08/32 (SOFRRATE + 1.180%) (c)	145,000	130,083
2.580%, 04/22/32 (3-Month USD TERM SOFR + 1.250%) (c)	275,000	249,999
4.946%, 10/22/35 (SOFRRATE + 1.340%) (c)	250,000	252,117
5.502%, 01/24/36 (SOFRRATE + 1.315%) (c)	210,000	219,732

See accompanying notes to investments in securities.

SFT Core Bond Fund
Investments in Securities – continued

Morgan Stanley
1.928%, 04/28/32 (SOFRRATE + 1.020%) (c)	$219,000	$191,179
2.511%, 10/20/32 (SOFRRATE + 1.200%) (c)	125,000	111,531
2.943%, 01/21/33 (SOFRRATE + 1.290%) (c)	20,000	18,181
5.587%, 01/18/36 (SOFRRATE + 1.418%) (c)	275,000	288,003
Morgan Stanley Private Bank NA, 4.734%, 07/18/31 (SOFRRATE + 1.080%) (c)	590,000	598,886
PNC Financial Services Group, Inc., 6.875%, 10/20/34 (SOFRRATE + 2.284%) (c)	120,000	135,949
Santander U.K. Group Holdings PLC, 2.469%, 01/11/28 (SOFRRATE + 1.220%) (c)	1,775,000	1,733,464
U.S. Bancorp
3.000%, 07/30/29	765,000	732,267
Series J, 5.300%, 04/15/27 (3-Month USD TERM SOFR + 3.176%) (c)	800,000	797,688
Wells Fargo & Co.
2.393%, 06/02/28 (SOFRRATE + 2.100%) (c)	1,630,000	1,584,474
2.879%, 10/30/30 (3-Month USD TERM SOFR + 1.432%) (c)	130,000	123,123
3.000%, 10/23/26	1,100,000	1,088,997
		16,707,618
Financial Services (0.3%)
Air Lease Corp., 3.250%, 10/01/29	620,000	588,954
American Express Co., 5.667%, 04/25/36 (SOFRRATE + 1.790%) (c)	425,000	448,965
Avolon Holdings Funding Ltd., 2.528%, 11/18/27 (d)	659,000	633,706
Jane Street Group/JSG Finance, Inc., 6.125%, 11/01/32 (d)	143,000	144,939
		1,816,564
Insurance (0.6%)
Farmers Insurance Exchange
4.747%, 11/01/57 (3-Month USD LIBOR + 3.231%) (c) (d)	500,000	420,703
7.000%, 10/15/64 (10 year CMT + 3.864%) (c) (d)	235,000	243,930
Metropolitan Life Global Funding I, 5.150%, 03/28/33 (d)	290,000	300,425
Teachers Insurance & Annuity Association of America, 4.270%, 05/15/47 (d)	2,125,000	1,762,207
		2,727,265
Investment Companies (0.1%)
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
9.000%, 06/15/30	211,000	203,544
9.750%, 01/15/29	140,000	141,295
		344,839
Real Estate Investment Trust — Health Care (0.1%)
Healthcare Realty Holdings LP, 3.100%, 02/15/30	380,000	357,621

Real Estate Investment Trust — Office Property (0.1%)
Hudson Pacific Properties LP
3.250%, 01/15/30	542,000	465,663
3.950%, 11/01/27	10,000	9,623
4.650%, 04/01/29	2,000	1,861
5.950%, 02/15/28	15,000	14,750
		491,897
Residential REITs (0.1%)
American Homes 4 Rent LP, 5.500%, 02/01/34	210,000	216,734

Retail REITs (0.0%)
Realty Income Corp., 3.375%, 06/20/31	145,000	170,879

Specialized REITs (0.5%)
American Assets Trust LP, 6.150%, 10/01/34	110,000	111,974
American Tower Corp.
2.900%, 01/15/30	430,000	405,361
4.900%, 03/15/30	435,000	443,675
GLP Capital LP/GLP Financing II, Inc., 5.300%, 01/15/29	310,000	315,663
VICI Properties LP/VICI Note Co., Inc., 3.875%, 02/15/29 (d)	665,000	649,406
		1,926,079
Storage REITs (0.0%)
Extra Space Storage LP, 2.400%, 10/15/31	70,000	61,657

Industrials (0.6%)
Containers & Packaging (0.1%)
Amcor Flexibles North America, Inc., 5.100%, 03/17/30	280,000	286,404

Machinery — Diversified (0.0%)
Oregon Tool Lux LP, 7.875%, 10/15/29 (d) (e)	68,024	23,277

See accompanying notes to investments in securities.

SFT Core Bond Fund
Investments in Securities – continued

Miscellaneous Manufacture (0.0%)
Dyno Nobel Ltd., 5.400%, 11/08/32	$130,000	$86,624

Packaging & Containers (0.3%)
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.125%, 08/15/26 (d)	65,000	62,400
5.250%, 08/15/27 (d)	446,000	169,480
Berry Global, Inc., 5.500%, 04/15/28	1,000,000	1,028,358
		1,260,238
Transportation (0.0%)
Pacific National Finance Pty. Ltd., 3.700%, 09/24/29	120,000	73,898

Trucking & Leasing (0.2%)
SMBC Aviation Capital Finance DAC, 5.300%, 04/03/29 (d)	440,000	451,888
SMBC Aviation Capital Finance DAC, 5.100%, 04/01/30 (d)	440,000	449,729
		901,617
Information Technology (0.7%)
Computers (0.1%)
Dell International LLC/EMC Corp., 5.000%, 04/01/30	425,000	435,487

Office Automation & Equipment (0.0%)
Xerox Corp., 10.250%, 10/15/30 (d)	125,000	126,979

Semiconductor Equipment (0.1%)
Foundry JV Holdco LLC, 5.500%, 01/25/31 (d)	75,000	77,850
Intel Corp.
3.734%, 12/08/47	450,000	332,109
5.700%, 02/10/53	95,000	91,873
		501,832
Software (0.5%)
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL, 8.750%, 05/01/29 (d)	200,000	207,038
Open Text Corp., 6.900%, 12/01/27 (d)	85,000	88,530
Oracle Corp.
4.800%, 08/03/28	330,000	335,612
5.200%, 09/26/35	1,070,000	1,075,601
Paychex, Inc., 5.350%, 04/15/32	425,000	441,057
		2,147,838
Utilities (2.6%)
Electric Utilities (1.7%)
Alliant Energy Corp., 5.750%, 04/01/56 (5 year CMT + 2.077%) (c)	345,000	345,443
American Electric Power Co., Inc.
Series C, 5.800%, 03/15/56 (5 year CMT + 2.128%) (c)	185,000	184,538
Series D, 6.050%, 03/15/56 (5 year CMT + 1.940%) (c)	460,000	460,473
CenterPoint Energy, Inc., 5.950%, 04/01/56 (5 year CMT + 2.223%) (b) (c)	350,000	349,825
Dominion Energy, Inc., 6.200%, 02/15/56 (5 year CMT + 2.006%) (c)	465,000	467,781
Duke Energy Carolinas LLC, 4.250%, 12/15/41	1,280,000	1,129,631
Electricite de France SA, 4.750%, 06/17/44	200,000	235,374
Entergy Mississippi LLC, 3.250%, 12/01/27	500,000	489,510
Niagara Mohawk Power Corp., 4.278%, 10/01/34 (d)	490,000	463,813
Oncor Electric Delivery Co. LLC, 5.350%, 04/01/35 (d)	635,000	656,905
Scottish Hydro Electric Transmission PLC, 3.375%, 09/04/32	185,000	217,582
Southern Co., Series 21-A, 3.750%, 09/15/51 (5 year CMT + 2.915%) (c)	860,000	848,547
Tennet Netherlands BV, 4.750%, 10/28/42	150,000	194,238
Trans-Allegheny Interstate Line Co., 5.000%, 01/15/31 (d)	1,060,000	1,087,327
		7,130,987
Gas Utilities (0.7%)
AmeriGas Partners LP/AmeriGas Finance Corp., 9.375%, 06/01/28 (d)	106,000	108,845
Piedmont Natural Gas Co., Inc., 3.350%, 06/01/50	1,410,000	976,100
Southern Co. Gas Capital Corp.
3.875%, 11/15/25	1,105,000	1,104,423
4.400%, 05/30/47	775,000	650,623
		2,839,991
Water (0.2%)
Severn Trent Utilities Finance PLC, 4.000%, 03/05/34	180,000	217,127
Suez SACA, 2.875%, 05/24/34	300,000	329,710

See accompanying notes to investments in securities.

SFT Core Bond Fund
Investments in Securities – continued

United Utilities Water Finance PLC, 3.750%, 05/23/34	$175,000	$206,132
Yorkshire Water Finance PLC, 6.375%, 11/18/34	205,000	281,175
		1,034,144
Total corporate obligations (cost: $71,561,385)		71,165,459

Bank Loans (1.5%)
1011778 B.C. Unlimited Liability Co., 2024 Term Loan B6, 5.913%, 09/20/30 (1-Month USD TERM SOFR + 1.750%) (c) (d)	51,866	51,671
ABG Intermediate Holdings 2 LLC, 2024 1st Lien Term Loan B, 6.413%, 12/21/28 (1-Month USD TERM SOFR + 2.250%) (c) (d)	45,344	45,268
ADMI Corp., 2021 Term Loan B2, 0.000%, 12/23/27 (b) (c) (d) (f)	40,849	38,501
Advantage Sales & Marketing, Inc., 2024 Term Loan, 8.797%, 10/28/27 (3-Month USD TERM SOFR + 4.250%) (c) (d)	51,402	45,780
AI Aqua Merger Sub, Inc., 2024 1st Lien Term Loan B, 7.280%, 07/31/28 (1-Month USD TERM SOFR + 3.000%) (c) (d)	23,975	24,026
Alpha Generation LLC, Term Loan B, 6.163%, 09/30/31 (1-Month USD TERM SOFR + 2.000%) (c) (d)	91,034	90,892
Amspec Parent LLC, 2024 Delayed Draw Term Loan, 0.000%, 12/22/31 (c) (d) (f)	2,603	2,609
AmWINS Group, Inc., 2025 Term Loan B, 6.252%, 01/30/32 (3-Month USD TERM SOFR + 2.250%) (c) (d)	51,942	51,896
Antylia Scientific, Term Loan, 8.291%, 05/27/32 (3-Month USD TERM SOFR + 4.000%) (c) (d)	40,001	39,567
Artera Services LLC, 2024 Term Loan, 8.502%, 02/15/31 (3-Month USD TERM SOFR + 4.500%) (c) (d)	49,035	43,748
Asurion LLC, 2021 Second Lien Term Loan B4, 9.528%, 01/20/29 (1-Month USD TERM SOFR + 5.250%) (c) (d)	34,789	33,218
Avolon TLB Borrower 1 U.S. LLC, 2023 Term Loan B6, 5.885%, 06/24/30 (1-Month USD TERM SOFR + 1.750%) (c) (d)	223,443	223,511
Balcan Innovations, Inc., Term Loan B, 9.058%, 10/18/31 (3-Month USD TERM SOFR + 4.750%) (c) (d)	37,003	34,783
Barracuda Networks, Inc., 2022 Term Loan, 8.808%, 08/15/29 (3-Month USD TERM SOFR + 4.500%) (c) (d)	27,882	23,157
Bausch & Lomb Corp., 2023 Incremental Term Loan, 8.166%, 09/29/28 (1-Month USD TERM SOFR + 4.000%) (c) (d)	56,034	55,964
BCPE North Star U.S. HoldCo 2, Inc., Term Loan, 8.278%, 06/09/28 (1-Month USD TERM SOFR + 4.000%) (c) (d)	56,954	56,811
Blackhawk Network Holdings, Inc., 2025 Term Loan B, 8.163%, 03/12/29 (1-Month USD TERM SOFR + 4.000%) (c) (d)	49,115	49,264
Boost Newco Borrower LLC, 2025 USD Term Loan B2, 6.002%, 01/31/31 (3-Month USD TERM SOFR + 2.000%) (c) (d)	51,529	51,529
C&S Wholesale Grocers, Inc., Term Loan B, 0.000%, 08/06/30 (b) (c) (d) (f)	95,124	92,746
Calpine Corp.
2024 Term Loan B10, 5.913%, 01/31/31 (1-Month USD TERM SOFR + 1.750%) (c) (d)	107,688	107,562
2024 Term Loan B5, 5.913%, 02/15/32 (1-Month USD TERM SOFR + 1.750%) (c) (d)	80,223	80,129
Cast & Crew Payroll LLC, 2021 Incremental Term Loan, 7.913%, 12/29/28 (1-Month USD TERM SOFR + 3.750%) (c) (d)	21,073	18,946
Castle U.S. Holding Corp., 2025 New Money FLFO Term Loan, 9.205%, 04/29/30 (3-Month USD TERM SOFR + 5.000%) (c) (d)	4,472	4,516
CCRR Parent, Inc.
Term Loan B, 8.711%, 03/06/28 (3-Month USD TERM SOFR + 4.250%) (c) (d)	18,519	5,926
U.S. Acquisition Facility, 8.549%, 03/06/28 (3-Month USD TERM SOFR + 4.250%) (c) (d)	49,794	15,934
Celsius Holdings, Inc., Term Loan, 7.291%, 04/01/32 (3-Month USD TERM SOFR + 3.000%) (c) (d)	43,627	43,654
Charter Communications Operating LLC, 2024 Term Loan B5, 6.541%, 12/15/31 (3-Month USD TERM SOFR + 2.250%) (c) (d)	93,628	93,582
Chemours Co., 2023 USD Term Loan B, 7.163%, 08/18/28 (1-Month USD TERM SOFR + 3.000%) (c) (d)	47,294	47,176
Cleanova U.S. Holdings LLC, 2025 Term Loan B, 8.808%, 06/14/32 (3-Month USD TERM SOFR + 4.750%) (c) (d)	26,875	25,935
Cornerstone Generation LLC, Term Loan B, 7.252%, 08/11/32 (3-Month USD TERM SOFR + 3.250%) (c) (d)	22,404	22,505
Cotiviti Corp., 2025 2nd Amendment Term Loan, 7.030%, 03/26/32 (1-Month USD TERM SOFR + 2.750%) (c) (d)	28,909	28,403
Dave & Buster's, Inc., 2024 1st Lien Term Loan B, 7.558%, 11/01/31 (3-Month USD TERM SOFR + 3.250%) (c) (d)	56,621	51,837
Delivery Hero SE, 2024 USD Term Loan B, 9.226%, 12/12/29 (3-Month USD TERM SOFR + 5.000%) (c) (d)	87,142	87,686
DK Crown Holdings, Inc., 2025 Term Loan B, 6.005%, 03/04/32 (1-Month USD TERM SOFR + 1.750%) (c) (d)	29,551	29,486
DTI Holdco, Inc., 2025 Term Loan B, 8.163%, 04/26/29 (1-Month USD TERM SOFR + 4.000%) (c) (d)	27,499	24,337
EagleView Technology Corp., 2025 Term Loan, 9.502%, 08/14/28 (3-Month USD TERM SOFR + 5.500%) (c) (d)	86,461	84,804
Edgewater Generation LLC, 2025 Repriced Term Loan, 7.163%, 08/01/30 (1-Month USD TERM SOFR + 3.000%) (c) (d)	21,242	21,268
Element Materials Technology Group U.S. Holdings, Inc., 2022 USD Term Loan, 7.677%, 07/06/29 (c) (d)	30,494	30,621
EOC Borrower LLC, Term Loan A, 7.913%, 03/24/28 (1-Month USD TERM SOFR + 3.750%) (c) (d)	79,500	79,401
Flutter Financing BV, 2025 Term Loan B, 6.002%, 06/04/32 (3-Month USD TERM SOFR + 2.000%) (c) (d)	62,099	61,905
Frontier Communications Corp., 2025 Term Loan B, 6.650%, 07/01/31 (1-Month USD TERM SOFR + 2.500%) (c) (d)	24,533	24,502
GC Ferry Acquisition I, Inc.
Delayed Draw Term Loan, 0.000%, 08/16/32 (c) (d) (f)	4,475	4,426
Term Loan, 7.711%, 08/16/32 (3-Month USD TERM SOFR + 3.500%) (c) (d)	26,211	25,923
Genesys Cloud Services Holdings II LLC, 2025 USD Term Loan B, 6.663%, 01/30/32 (1-Month USD TERM SOFR + 2.500%) (c) (d)	29,665	29,443

See accompanying notes to investments in securities.

SFT Core Bond Fund
Investments in Securities – continued

Guggenheim Partners LLC, 2024 Term Loan B, 6.502%, 11/26/31 (3-Month USD TERM SOFR + 2.500%) (c) (d)	$24,800	$24,862
GVC Holdings (Gibraltar) Ltd., 2025 Term Loan B6 (2029), 6.370%, 10/31/29 (3-Month USD TERM SOFR + 2.250%) (c) (d)	29,508	29,474
HDI Aerospace Intermediate Holding III Corp., Term Loan B, 8.829%, 02/11/32 (3-Month USD TERM SOFR + 4.500%) (c) (d)	49,750	49,812
Healthpeak Properties, Inc.
2024 Term Loan A3, 5.070%, 03/01/29 (3-Month USD TERM SOFR + 0.850%) (c) (d)	280,012	273,012
Term Loan A1, 5.103%, 08/20/27 (1-Month USD TERM SOFR + 0.840%) (c) (d)	138,742	137,008
Term Loan A2, 5.103%, 02/22/27 (1-Month USD TERM SOFR + 0.840%) (c) (d)	138,742	137,008
Heartland Dental LLC, 2025 Term Loan, 7.913%, 08/25/32 (1-Month USD TERM SOFR + 3.750%) (c) (d)	73,801	73,628
Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, 5.908%, 11/08/30 (1-Month USD TERM SOFR + 1.750%) (c) (d)	226,949	226,992
Invitation Homes Operating Partnership LP, 2024 Term Loan, 5.125%, 09/09/28 (1-Month USD TERM SOFR + 0.850%) (c) (d)	397,356	396,362
IQVIA, Inc., 2025 Incremental Term Loan B5, 5.752%, 01/02/31 (3-Month USD TERM SOFR + 1.750%) (c) (d)	78,084	78,435
Jane Street Group LLC, 2024 Term Loan B1, 6.199%, 12/15/31 (3-Month USD TERM SOFR + 2.000%) (c) (d)	63,600	63,054
Jazz Financing Lux SARL, 2024 1st Lien Term Loan B2, 6.413%, 05/05/28 (1-Month USD TERM SOFR + 2.250%) (c) (d)	49,222	49,277
Kestrel Acquisition LLC, 2024 Term Loan B, 7.502%, 11/06/31 (3-Month USD TERM SOFR + 2.500%, 3-Month USD TERM SOFR + 3.500%) (c) (d)	25,683	25,725
KFC Holding Co., 2021 Term Loan B, 6.000%, 03/15/28 (1-Month USD TERM SOFR + 1.750%) (c) (d)	57,905	58,104
LSF12 Crown U.S. Commercial Bidco LLC, 2025 Term Loan B, 0.000%, 12/02/31 (b) (c) (d) (f)	22,220	22,229
Magnite, Inc., 2025 Repriced Term Loan B, 7.163%, 02/06/31 (1-Month USD TERM SOFR + 3.000%) (c) (d)	60,753	60,829
McAfee LLC, 2024 USD 1st Lien Term Loan B, 7.223%, 03/01/29 (1-Month USD TERM SOFR + 3.000%) (c) (d)	10,848	10,324
MH Sub I LLC
2023 Term Loan, 8.252%, 05/03/28 (3-Month USD TERM SOFR + 4.250%) (c) (d)	46,390	44,602
2024 Term Loan B4, 8.413%, 12/31/31 (1-Month USD TERM SOFR + 4.250%) (c) (d)	72,400	66,457
Modena Buyer LLC, Term Loan, 8.808%, 07/01/31 (3-Month USD TERM SOFR + 4.500%) (c) (d)	16,298	16,074
Modivcare, Inc.
2024 Term Loan B, 12.752%, 07/01/31 (3-Month USD TERM SOFR + 8.750%) (c) (d) (g)	189,840	87,326
2025 DIP Term Loan, 11.135%, 02/22/26 (1-Month USD TERM SOFR + 7.000%) (c) (d)	37,311	36,192
2025 Incremental Term Loan, 13.779%, 01/12/26 (3-Month USD TERM SOFR + 9.500%) (c) (d) (g)	73,690	51,583
Naked Juice LLC
2025 FLFO Term Loan, 9.502%, 01/24/29 (3-Month USD TERM SOFR + 5.500%) (c) (d)	248,772	250,016
2025 FLSO Term Loan, 7.352%, 01/24/29 (3-Month USD TERM SOFR + 3.250%) (c) (d)	91,045	67,828
2025 FLTO Term Loan, 10.102%, 01/24/30 (3-Month USD TERM SOFR + 6.000%) (c) (d)	319	128
Opal Bidco SAS, USD Term Loan B, 7.252%, 04/28/32 (3-Month USD TERM SOFR + 3.250%) (c) (d)	41,561	41,671
Oregon Tool, Inc., 2025 2nd Lien Term Loan, 8.447%, 10/15/29 (3-Month USD TERM SOFR + 4.000%) (c) (d)	71,027	55,135
Peer Holding III BV, 2025 USD Term Loan B5B, 6.502%, 07/01/31 (3-Month USD TERM SOFR + 2.500%) (c) (d)	98,421	98,451
Pelican Products, Inc., 2021 Term Loan, 8.513%, 12/29/28 (3-Month USD TERM SOFR + 4.250%) (c) (d)	59,354	50,204
Peraton Corp., Term Loan B, 8.013%, 02/01/28 (1-Month USD TERM SOFR + 3.750%) (c) (d)	72,988	61,401
PHRG Intermediate LLC, 2025 Term Loan B, 0.000%, 02/20/32 (b) (c) (d) (f)	40,878	40,674
Plano HoldCo, Inc., Term Loan B, 7.502%, 10/02/31 (3-Month USD TERM SOFR + 3.500%) (c) (d)	14,925	14,403
Potomac Energy Center LLC, 2025 Term Loan, 7.321%, 08/05/32 (3-Month USD TERM SOFR + 3.000%) (c) (d)	27,058	27,194
Primo Brands Corp., 2025 Term Loan B, 6.252%, 03/31/28 (3-Month USD TERM SOFR + 2.250%) (c) (d)	11,302	11,295
PUG LLC, 2024 Extended Term Loan B, 8.913%, 03/15/30 (1-Month USD TERM SOFR + 4.750%) (c) (d)	14,775	14,590
QuidelOrtho Corp., Term Loan, 8.002%, 08/20/32 (3-Month USD TERM SOFR + 4.000%) (c) (d)	66,443	66,069
Red Ventures LLC, 2024 Term Loan B, 6.913%, 03/04/30 (1-Month USD TERM SOFR + 2.750%) (c) (d)	50,364	46,988
Renaissance Holdings Corp., 2024 1st Lien Term Loan, 8.163%, 04/05/30 (1-Month USD TERM SOFR + 4.000%)(c) (d)	89,238	77,209
Research Now Group, Inc., 2024 First Lien First Out Term Loan, 9.456%, 07/15/28 (3-Month USD TERM SOFR + 5.000%) (c) (d)	15,254	15,178
Ryan LLC, Term Loan, 7.663%, 11/14/30 (1-Month USD TERM SOFR + 3.500%) (c) (d)	28,008	28,035
Sabre GLBL, Inc., 2024 Term Loan B1, 10.263%, 11/15/29 (1-Month USD TERM SOFR + 6.000%) (c) (d)	32,116	30,189
Showtime Acquisition LLC, 2024 1st Lien Term Loan, 8.945%, 08/16/31 (3-Month USD TERM SOFR + 4.750%) (c) (d)	71,775	71,865
South Field LLC
2025 1st Lien Term Loan B, 7.002%, 08/29/31 (3-Month USD TERM SOFR + 3.000%) (c) (d)	27,147	27,215
2025 1st Lien Term Loan C, 7.002%, 08/29/31 (3-Month USD TERM SOFR + 3.000%) (c) (d)	1,746	1,750
Star Parent, Inc., Term Loan B, 8.002%, 09/27/30 (3-Month USD TERM SOFR + 4.000%) (c) (d)	17,866	17,850
Station Casinos LLC, 2024 Term Loan B, 6.163%, 03/14/31 (1-Month USD TERM SOFR + 2.000%) (c) (d)	22,602	22,595
Tacala LLC 2025 Repriced Term Loan B, 0.000%, 01/31/31 (b) (c) (d) (f)	82,460	82,769
TCP Sunbelt Acquisition Co., 2024 Term Loan B, 8.448%, 10/24/31 (3-Month USD TERM SOFR + 4.250%) (c) (d)	44,663	44,690
TransDigm, Inc.
2023 Term Loan J, 6.502%, 02/28/31 (3-Month USD TERM SOFR + 2.500%) (c) (d)	37,105	37,067
2025 Term Loan K, 6.252%, 03/22/30 (3-Month USD TERM SOFR + 2.250%) (c) (d)	21,654	21,622
2025 Term Loan M, 6.502%, 08/19/32 (1-Month USD TERM SOFR + 2.338%) (c) (d)	73,533	73,461
TripAdvisor, Inc., Term Loan, 6.913%, 07/08/31 (1-Month USD TERM SOFR + 2.750%) (c) (d)	41,153	40,175
TruGreen LP, 2020 Term Loan, 8.263%, 11/02/27 (1-Month USD TERM SOFR + 4.000%) (c) (d)	241,751	235,808

See accompanying notes to investments in securities.

SFT Core Bond Fund
Investments in Securities – continued

United Natural Foods, Inc., 2024 Term Loan, 8.913%, 05/01/31 (1-Month USD TERM SOFR + 4.750%) (c) (d)	$57,146	$57,307
Virgin Media Bristol LLC, 2025 Term Loan Y4, 7.593%, 03/31/31 (3-Month USD TERM SOFR + 3.175%) (c) (d)	41,184	40,515
Vistra Operations Co. LLC, 1st Lien Term Loan B3, 5.913%, 12/20/30 (1-Month USD TERM SOFR + 1.750%) (c) (d)	100,656	100,722
Voyager Parent LLC, Term Loan B, 8.752%, 07/01/32 (3-Month USD TERM SOFR + 4.750%) (c) (d)	81,462	81,564
WEC U.S. Holdings Ltd., 2024 Term Loan, 6.530%, 01/27/31 (1-Month USD TERM SOFR + 2.250%) (c) (d)	40,852	40,872
X Corp.
2025 Fixed Term Loan, 9.500%, 10/26/29 (c) (d)	43,692	43,856
Term Loan, 10.958%, 10/26/29 (3-Month USD TERM SOFR + 6.500%) (c) (d)	52,394	51,357
Xerox Holdings Corp., 2023 Term Loan B, 8.002%, 11/19/29 (3-Month USD TERM SOFR + 4.000%, 6-Month USD TERM SOFR + 4.000%) (c) (d)	69,664	64,265
Zayo Group Holdings, Inc., USD Term Loan, 7.278%, 03/09/27 (1-Month USD TERM SOFR + 3.000%) (c) (d)	82,561	81,116
Ziggo Financing Partnership, USD Term Loan I, 6.765%, 04/30/28 (1-Month USD TERM SOFR + 2.500%) (c) (d)	24,518	24,428
Total Bank Loans (cost: $6,562,473)		6,382,744

Foreign Bonds (1.2%)
Brazil Government International Bonds, 6.125%, 03/15/34	200,000	204,300
Guatemala Government Bonds, 6.250%, 08/15/36	369,000	380,875
Hungary Government International Bonds, 2.125%, 09/22/31	250,000	214,820
Israel Government International Bonds, 5.375%, 02/19/30	275,000	283,537
Mexico Government International Bonds
2.659%, 05/24/31	313,000	278,069
4.875%, 05/19/33	287,000	277,652
New South Wales Treasury Corp.
4.750%, 02/20/37	1,105,000	711,115
5.250%, 02/24/38	585,000	389,527
Panama Government International Bonds, 2.252%, 09/29/32	250,000	202,063
Queensland Treasury Corp.
5.000%, 07/21/37	1,105,000	719,779
5.250%, 08/13/38	870,000	572,614
Republic of South Africa Government International Bonds
4.850%, 09/30/29	200,000	197,738
5.875%, 06/22/30	200,000	204,497
Romania Government International Bonds, 3.625%, 03/27/32	300,000	267,114
Treasury Corp. of Victoria, 2.000%, 11/20/37	550,000	258,020
Total Foreign Bonds (cost: $5,076,726)		5,161,720

Convertible Foreign Bond (0.1%)
Davide Campari-Milano NV, 2.375%, 01/17/29	200,000	226,821
Total long-term debt securities (cost: $443,187,746)		436,024,597

	Shares
Short-Term Securities (11.7%)
Investment Companies (5.9%)
State Street Institutional U.S. Government Money Market Fund, current rate 4.090%	25,327,554	25,327,554

U.S. Government Agencies and Obligations (5.8%)
U.S. Treasury Bills
3.588%, 10/07/2025	25,015,000	24,998,095
Total short-term securities (cost: $50,325,002)		50,325,649
Total investments in securities (cost: $493,512,748)		486,350,246
Liabilities in excess of cash and other assets (-13.2%)		(56,794,741)
Total net assets (100.0%)		$429,555,505

Investments in Securities Legend
(a)	Securities are valued in accordance with procedures described in the notes to investments in securities.
(b)	Security is issued on a when-issued or forward commitment basis. As of September 30, 2025 the total cost of investments issued on a when-issued or forward commitment basis was $55,441,727.
(c)	Variable rate security.
(d)	Security sold within terms of a private placement memorandum exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended, and may be sold only to dealers in that program.
(e)	This security is fair valued by Securian AM, as the Valuation Designee, in accordance with procedures approved by the Board of Trustees of Securian Funds Trust and in accordance with Provisions of the Investment Company Act of 1940, as amended.
(f)	Unsettled security, coupon rate undetermined at September 30, 2025.
(g)	This security has been determined to be illiquid pursuant to the procedures of the Funds’ Liquidity Risk Management Program.

See accompanying notes to investments in securities.

SFT Core Bond Fund
Investments in Securities – continued

On September 30, 2025, SFT Core Bond Fund had entered into forward foreign currency contracts that obligate the Fund to deliver currencies at specified future dates. The terms of the open contracts were as follows:

Settlement Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Appreciation(a)	Unrealized Depreciation(a)	Counterparty
10/10/25	162,693	GBP	217,028	USD	$—	$(2,008)	CITI
10/10/25	128,200	GBP	171,906	USD	—	(692)	GSI
10/10/25	851,657	AUD	557,019	USD	—	(7,482)	GSI
10/10/25	313,088	AUD	206,504	USD	—	(1,019)	GSI
10/10/25	104,274	GBP	140,981	USD	596	—	GSI
10/10/25	685,785	AUD	452,657	USD	—	(1,900)	GSI
10/10/25	284,799	EUR	335,948	USD	1,146	—	GSI
10/10/25	134,008	AUD	89,241	USD	417	—	GSI
10/10/25	610,018	AUD	407,680	USD	3,344	—	GSI
10/10/25	923,437	AUD	615,371	USD	3,292	—	GSI
10/10/25	635,993	AUD	421,026	USD	—	(527)	GSI
10/10/25	154,488	USD	131,723	EUR	362	—	GSI
10/10/25	100,756	EUR	118,013	USD	—	(433)	GSI
10/10/25	100,566	EUR	117,282	USD	—	(940)	GSI
10/10/25	112,589	AUD	73,986	USD	—	(641)	GSI
10/10/25	108,189	GBP	145,286	USD	—	(371)	GSI
10/10/25	3,263,047	EUR	3,842,678	USD	6,738	—	GSI
10/10/25	308,309	USD	261,417	EUR	—	(995)	GSI
					$15,895	$(17,008)

Currency Legend
AUD	Australian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar

Counterparty Legend
CITI	Citi Bank
GSI	Goldman Sachs International

Holdings of Open Futures Contracts
On September 30, 2025, $1,000,000 in cash has been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)(a)
2 Year U.S. Treasury Note	December 2025	373	Long	$77,683,848	$77,732,617	$48,769
3 Year Australian Bond	December 2025	3	Short	(213,188)	(212,426)	762
5 Year U.S. Treasury Note	December 2025	5	Long	545,750	545,976	226
10 Year Australian Bond	December 2025	44	Short	(3,312,680)	(3,305,446)	7,234
10 Year U.S. Ultra	December 2025	8	Long	911,140	920,625	9,485
30 Year Euro BUXL	December 2025	3	Short	(399,671)	(403,542)	(3,871)
German Euro BOBL	December 2025	1	Short	(138,273)	(138,427)	(154)
German Euro Bund	December 2025	6	Short	(903,513)	(906,418)	(2,905)
German Euro Schatz	December 2025	3	Short	(377,417)	(377,104)	313
Long Gilt	December 2025	2	Short	(244,489)	(244,586)	(97)
U.S. Long Bond	December 2025	3	Long	341,789	349,781	7,992
Ultra U.S. Treasury Bond	December 2025	75	Long	8,758,556	9,004,687	246,131
					$82,965,737	$313,885

See accompanying notes to investments in securities.

Country Diversification	%
United States	104.3%
Cayman Islands	4.3%
United Kingdom	1.0%
Ireland	0.8%
Germany	0.7%
Australia	0.6%
Netherlands	0.2%
Japan	0.2%
France	0.1%
Israel	0.1%
Mexico	0.1%
Italy	0.1%
Spain	0.1%
South Africa	0.1%
Guatemala	0.1%
Kazakhstan	0.1%
Romania	0.1%
Canada	0.1%
Hungary	0.1%
Brazil	0.0%
Panama	0.0%
Luxembourg	0.0%
Colombia	0.0%
Liabilities in excess of cash and other assets	-13.2%
100.00%

SFT Equity Stabilization Fund

Investments in Securities

September 30, 2025

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Mutual Funds (93.3%)
Investment Companies (93.3%)
iShares Core High Dividend ETF (b)	394,802	$48,343,505
iShares MSCI EAFE Minimum Volatility Factor ETF (b)	784,269	66,529,539
iShares MSCI Emerging Markets Minimum Volatility Factor ETF (b)	253,206	16,162,139
iShares MSCI Germany ETF (b)	296,791	12,349,473
iShares MSCI USA Minimum Volatility Factor ETF (b) (c)	907,287	86,319,285
iShares Short Duration Bond Active ETF (b)	318,620	16,338,834
Total mutual funds (cost: $171,625,550)		246,042,775

Short-Term Securities (3.8%)
Investment Companies (3.8%)
State Street Institutional U.S. Government Money Market Fund, current rate 4.090%	10,105,615	10,105,615
Total investments excluding purchased options (cost: $181,731,165)		256,148,390
Total purchased options outstanding (0.1%) (cost: $277,399)		231,860
Total investments in securities (cost: $182,008,564)		256,380,250
Cash and other assets in excess of liabilities (2.8%)		7,508,367
Total net assets (100.0%)		$263,888,617

Investments in Securities Legend
(a)	Securities are valued in accordance with procedures described in the notes to investments in securities.
(b)	Reports and other information about these investment companies are available in the EDGAR database on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.
(c)	Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts
On September 30, 2025, securities with an aggregate fair value of $16,744,640 and cash collateral of $500,000 have been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)(a)
S&P 500 E-Mini Index Future	December 2025	78	Long	$25,918,620	$26,281,125	$362,505

Call Options Purchased:

The Fund had the following call options purchased open at September 30, 2025:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
CBOE Volatility Index	$22	November 2025	750	$75,000	$127,500

Put Options Purchased:

The Fund had the following put options purchased open at September 30, 2025:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
S&P 500 Index	$6,290	November 2025	20	$2,000	$104,360

Call Options Written:

The Fund had the following call options written open at September 30, 2025:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
CBOE Volatility Index	$40	November 2025	750	$75,000	$(46,500)

See accompanying notes to investments in securities.

SFT Equity Stabilization Fund

Investments in Securities – continued

Put Options Written:

The Fund had the following put options written open at September 30, 2025:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
S&P 500 Index	$5,700	November 2025	20	$2,000	$(33,100)

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund

Investments in Securities

September 30, 2025

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (97.5%)
Communication Services (1.4%)
Diversified Telecommunication Services (0.3%)
Frontier Communications Parent, Inc. (b)	18,746	$700,163
Iridium Communications, Inc.	7,947	138,755
		838,918
Entertainment (0.2%)
Warner Music Group Corp. Class A	10,926	372,140

Interactive Media & Services (0.1%)
ZoomInfo Technologies, Inc. (b)	20,999	229,099

Media (0.8%)
EchoStar Corp. Class A (b)	10,071	769,021
New York Times Co. Class A	12,135	696,549
Nexstar Media Group, Inc.	2,104	416,045
		1,881,615
Consumer Discretionary (12.0%)
Automobile Components (0.8%)
Autoliv, Inc.	5,292	653,562
Gentex Corp.	16,438	465,195
Goodyear Tire & Rubber Co. (b)	21,423	160,244
Lear Corp.	3,936	396,001
Visteon Corp.	1,997	239,361
		1,914,363
Automobiles (0.3%)
Harley-Davidson, Inc.	9,103	253,974
Thor Industries, Inc.	3,916	406,050
		660,024
Broadline Retail (0.4%)
Macy's, Inc.	20,336	364,625
Ollie's Bargain Outlet Holdings, Inc. (b)	4,551	584,348
		948,973
Diversified Consumer Services (1.3%)
Duolingo, Inc. (b)	2,944	947,497
Graham Holdings Co. Class B	277	326,115
Grand Canyon Education, Inc. (b)	2,125	466,480
H&R Block, Inc.	10,026	507,015
Service Corp. International	10,503	874,059
		3,121,166
Hotels, Restaurants & Leisure (2.8%)
Aramark	19,685	755,904
Boyd Gaming Corp.	4,443	384,097
Cava Group, Inc. (b)	7,468	451,142
Choice Hotels International, Inc.	1,547	165,390
Churchill Downs, Inc.	4,989	483,983
Hilton Grand Vacations, Inc. (b)	4,619	193,120
Hyatt Hotels Corp. Class A	3,197	453,750
Light & Wonder, Inc. (b)	6,287	527,731
Marriott Vacations Worldwide Corp.	2,073	137,979
Planet Fitness, Inc. Class A (b)	6,284	652,279
Texas Roadhouse, Inc.	4,943	821,280
Travel & Leisure Co.	4,862	289,240
Vail Resorts, Inc.	2,726	407,728
Wingstop, Inc.	2,108	530,542
Wyndham Hotels & Resorts, Inc.	5,718	456,868
		6,711,033
Household Durables (1.8%)
KB Home	5,096	324,310
Somnigroup International, Inc.	15,669	1,321,367

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund

Investments in Securities – continued

Taylor Morrison Home Corp. (b)	7,402	$488,606
Toll Brothers, Inc.	7,353	1,015,743
TopBuild Corp. (b)	2,096	819,243
Whirlpool Corp.	4,157	326,740
		4,296,009
Leisure Products (0.5%)
Brunswick Corp.	4,888	309,117
Mattel, Inc. (b)	24,130	406,108
Polaris, Inc.	3,987	231,764
YETI Holdings, Inc. (b)	6,083	201,834
		1,148,823
Specialty Retail (3.5%)
Abercrombie & Fitch Co. Class A (b)	3,528	301,820
AutoNation, Inc. (b)	2,118	463,355
Bath & Body Works, Inc.	15,848	408,244
Burlington Stores, Inc. (b)	4,667	1,187,752
Chewy, Inc. Class A (b)	16,659	673,857
Dick's Sporting Goods, Inc.	5,056	1,123,544
Five Below, Inc. (b)	4,160	643,552
Floor & Decor Holdings, Inc. Class A (b)	8,065	594,391
GameStop Corp. Class A (b)	30,822	840,824
Gap, Inc.	16,967	362,924
Lithia Motors, Inc.	1,979	625,364
Murphy USA, Inc.	1,350	524,151
Penske Automotive Group, Inc.	1,347	234,257
RH (b)	1,109	225,304
Valvoline, Inc. (b)	9,520	341,863
		8,551,202
Textiles, Apparel & Luxury Goods (0.6%)
Capri Holdings Ltd. (b)	8,904	177,368
Columbia Sportswear Co.	1,927	100,782
Crocs, Inc. (b)	4,090	341,719
PVH Corp.	3,554	297,718
Under Armour, Inc. Class A (b)	14,142	70,569
Under Armour, Inc. Class C (b)	9,082	43,866
VF Corp.	24,574	354,603
		1,386,625
Consumer Staples (4.7%)
Beverages (0.6%)
Boston Beer Co., Inc. Class A (b)	585	123,681
Celsius Holdings, Inc. (b)	11,906	684,476
Coca-Cola Consolidated, Inc.	4,464	523,002
		1,331,159
Consumer Staples Distribution & Retail (2.9%)
Albertsons Cos., Inc. Class A	30,188	528,592
BJ's Wholesale Club Holdings, Inc. (b)	9,889	922,149
Casey's General Stores, Inc.	2,785	1,574,416
Maplebear, Inc. (b)	13,810	507,656
Performance Food Group Co. (b)	11,722	1,219,557
Sprouts Farmers Market, Inc. (b)	7,319	796,307
U.S. Foods Holding Corp. (b)	16,863	1,292,043
		6,840,720
Food Products (0.8%)
Darling Ingredients, Inc. (b)	11,847	365,717
Flowers Foods, Inc.	15,812	206,346
Ingredion, Inc.	4,806	586,861
Marzetti Co.	1,497	258,667
Pilgrim's Pride Corp.	3,202	130,385
Post Holdings, Inc. (b)	3,580	384,778
		1,932,754
Personal Care Products (0.4%)
BellRing Brands, Inc. (b)	9,435	342,962
Coty, Inc. Class A (b)	27,438	110,850
elf Beauty, Inc. (b)	4,442	588,476
		1,042,288

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund

Investments in Securities – continued

Energy (3.9%)
Energy Equipment & Services (0.9%)
NOV, Inc.	27,812	$368,509
TechnipFMC PLC	30,782	1,214,350
Valaris Ltd. (b)	4,958	241,802
Weatherford International PLC	5,379	368,085
		2,192,746
Oil, Gas & Consumable Fuels (3.0%)
Antero Midstream Corp.	25,085	487,652
Antero Resources Corp. (b)	21,980	737,649
Chord Energy Corp.	4,288	426,099
Civitas Resources, Inc.	6,245	202,962
CNX Resources Corp. (b)	10,591	340,183
DT Midstream, Inc.	7,608	860,160
HF Sinclair Corp.	11,909	623,317
Matador Resources Co.	8,764	393,766
Murphy Oil Corp.	10,048	285,464
Ovintiv, Inc.	19,250	777,315
PBF Energy, Inc. Class A	6,152	185,606
Permian Resources Corp.	52,466	671,565
Range Resources Corp.	17,839	671,460
Viper Energy, Inc. Class A	12,636	482,948
		7,146,146
Financial (16.5%)
Banks (6.4%)
Associated Banc-Corp.	12,236	314,588
Bank OZK	7,928	404,169
Cadence Bank	13,953	523,796
Columbia Banking System, Inc.	22,396	576,473
Comerica, Inc.	9,625	659,505
Commerce Bancshares, Inc.	9,272	554,095
Cullen/Frost Bankers, Inc.	4,774	605,200
East West Bancorp, Inc.	10,322	1,098,777
First Financial Bankshares, Inc.	9,731	327,448
First Horizon Corp.	38,027	859,790
Flagstar Financial, Inc.	22,409	258,824
FNB Corp.	26,897	433,311
Glacier Bancorp, Inc.	8,878	432,092
Hancock Whitney Corp.	6,347	397,386
Home BancShares, Inc.	13,726	388,446
International Bancshares Corp.	4,035	277,406
Old National Bancorp	26,119	573,312
Pinnacle Financial Partners, Inc.	5,685	533,196
Prosperity Bancshares, Inc.	7,114	472,014
Southstate Bank Corp.	7,517	743,206
Synovus Financial Corp.	10,395	510,187
Texas Capital Bancshares, Inc. (b)	3,392	286,726
UMB Financial Corp.	5,335	631,397
United Bankshares, Inc.	10,583	393,793
Valley National Bancorp	36,050	382,130
Webster Financial Corp.	12,446	739,790
Western Alliance Bancorp	7,753	672,340
Wintrust Financial Corp.	4,998	661,935
Zions Bancorp NA	11,056	625,548
		15,336,880
Capital Markets (3.1%)
Affiliated Managers Group, Inc.	2,118	504,995
Carlyle Group, Inc.	19,504	1,222,901
Evercore, Inc. Class A	2,891	975,192
Federated Hermes, Inc.	5,535	287,433
Hamilton Lane, Inc. Class A	3,030	408,414
Houlihan Lokey, Inc.	4,051	831,751
Janus Henderson Group PLC	9,345	415,946
Jefferies Financial Group, Inc.	12,343	807,479
Morningstar, Inc.	1,832	425,042
SEI Investments Co.	7,036	597,005

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund

Investments in Securities – continued

Stifel Financial Corp.	7,652	$868,272
		7,344,430
Consumer Finance (0.7%)
Ally Financial, Inc.	20,978	822,338
FirstCash Holdings, Inc.	2,932	464,487
SLM Corp.	15,613	432,168
		1,718,993
Financial Services (1.6%)
Equitable Holdings, Inc.	22,433	1,139,148
Essent Group Ltd.	7,379	469,009
Euronet Worldwide, Inc. (b)	2,886	253,419
MGIC Investment Corp.	17,264	489,780
Shift4 Payments, Inc. Class A (b)	5,020	388,548
Voya Financial, Inc.	7,221	540,131
Western Union Co.	24,188	193,262
WEX, Inc. (b)	2,557	402,804
		3,876,101
Insurance (4.1%)
American Financial Group, Inc.	5,184	755,413
Brighthouse Financial, Inc. (b)	4,241	225,112
CNO Financial Group, Inc.	7,259	287,093
Fidelity National Financial, Inc.	19,129	1,157,113
First American Financial Corp.	7,624	489,766
Hanover Insurance Group, Inc.	2,628	477,324
Kemper Corp.	4,699	242,233
Kinsale Capital Group, Inc.	1,720	731,447
Old Republic International Corp.	17,120	727,086
Primerica, Inc.	2,423	672,601
Reinsurance Group of America, Inc.	4,950	951,044
RenaissanceRe Holdings Ltd.	3,525	895,103
RLI Corp.	6,877	448,518
Ryan Specialty Holdings, Inc.	8,438	475,566
Selective Insurance Group, Inc.	4,502	364,977
Unum Group	11,734	912,671
		9,813,067
Mortgage REITs (0.6%)
Annaly Capital Management, Inc.	48,087	971,838
Starwood Property Trust, Inc.	25,846	500,637
		1,472,475
Health Care (8.4%)
Biotechnology (2.4%)
BioMarin Pharmaceutical, Inc. (b)	14,380	778,821
Cytokinetics, Inc. (b)	8,961	492,497
Exelixis, Inc. (b)	20,161	832,649
Halozyme Therapeutics, Inc. (b)	8,760	642,458
Neurocrine Biosciences, Inc. (b)	7,428	1,042,743
Roivant Sciences Ltd. (b)	32,148	486,399
United Therapeutics Corp. (b)	3,438	1,441,244
		5,716,811
Health Care Equipment & Supplies (1.2%)
Dentsply Sirona, Inc.	14,940	189,589
Envista Holdings Corp. (b)	12,446	253,525
Globus Medical, Inc. Class A (b)	8,435	483,072
Haemonetics Corp. (b)	3,608	175,854
Lantheus Holdings, Inc. (b)	5,092	261,169
LivaNova PLC (b)	4,018	210,463
Masimo Corp. (b)	3,433	506,539
Penumbra, Inc. (b)	2,901	734,881
		2,815,092
Health Care Providers & Services (2.2%)
Chemed Corp.	1,071	479,530
Encompass Health Corp.	7,543	958,112
Ensign Group, Inc.	4,316	745,675
HealthEquity, Inc. (b)	6,476	613,730
Hims & Hers Health, Inc. (b)	15,485	878,309

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund

Investments in Securities – continued

Option Care Health, Inc. (b)	12,154	$337,395
Tenet Healthcare Corp. (b)	6,617	1,343,516
		5,356,267
Health Care Technology (0.3%)
Doximity, Inc. Class A (b)	10,194	745,691

Life Sciences Tools & Services (1.7%)
Avantor, Inc. (b)	51,058	637,204
Bio-Rad Laboratories, Inc. Class A (b)	1,389	389,462
Bruker Corp.	8,294	269,472
Illumina, Inc. (b)	11,511	1,093,199
Medpace Holdings, Inc. (b)	1,662	854,534
Repligen Corp. (b)	3,942	526,927
Sotera Health Co. (b)	13,140	206,692
		3,977,490
Pharmaceuticals (0.6%)
Elanco Animal Health, Inc. (b)	37,208	749,369
Jazz Pharmaceuticals PLC (b)	4,543	598,768
Perrigo Co. PLC	10,304	229,470
		1,577,607
Industrials (22.8%)
Aerospace & Defense (3.3%)
AeroVironment, Inc. (b)	2,425	763,608
ATI, Inc. (b)	10,322	839,591
BWX Technologies, Inc.	6,845	1,262,013
Carpenter Technology Corp.	3,768	925,195
Curtiss-Wright Corp.	2,822	1,532,177
Hexcel Corp.	5,958	373,567
Kratos Defense & Security Solutions, Inc. (b)	12,641	1,155,008
Woodward, Inc.	4,510	1,139,722
		7,990,881
Air Freight & Logistics (0.2%)
GXO Logistics, Inc. (b)	8,573	453,426

Building Products (2.1%)
AAON, Inc.	5,025	469,536
Advanced Drainage Systems, Inc.	5,362	743,709
Carlisle Cos., Inc.	3,187	1,048,395
Fortune Brands Innovations, Inc.	8,990	479,976
Owens Corning	6,263	885,964
Simpson Manufacturing Co., Inc.	3,162	529,509
Trex Co., Inc. (b)	8,031	414,962
UFP Industries, Inc.	4,386	410,047
		4,982,098
Commercial Services & Supplies (1.6%)
Brink's Co.	3,098	362,032
Clean Harbors, Inc. (b)	3,776	876,863
MSA Safety, Inc.	2,756	474,225
RB Global, Inc.	13,900	1,506,204
Tetra Tech, Inc.	19,680	656,918
		3,876,242
Construction & Engineering (2.7%)
AECOM	9,919	1,294,132
API Group Corp. (b)	27,721	952,771
Comfort Systems USA, Inc.	2,682	2,213,133
Fluor Corp. (b)	12,107	509,341
MasTec, Inc. (b)	4,592	977,224
Valmont Industries, Inc.	1,511	585,860
		6,532,461
Electrical Equipment (1.7%)
Acuity, Inc.	2,311	795,885
EnerSys	2,806	316,966
NEXTracker, Inc. Class A (b)	11,081	819,883
nVent Electric PLC	12,053	1,188,908
Regal Rexnord Corp.	4,932	707,446

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund

Investments in Securities – continued

Sensata Technologies Holding PLC	10,907	$333,209
		4,162,297
Ground Transportation (1.4%)
Avis Budget Group, Inc. (b)	1,259	202,164
Knight-Swift Transportation Holdings, Inc.	12,155	480,244
Landstar System, Inc.	2,544	311,793
Ryder System, Inc.	3,055	576,295
Saia, Inc. (b)	1,967	588,841
XPO, Inc. (b)	8,819	1,140,032
		3,299,369
Machinery (5.0%)
AGCO Corp.	4,589	491,344
Chart Industries, Inc. (b)	3,309	662,296
CNH Industrial NV	66,511	721,644
Crane Co.	3,663	674,505
Donaldson Co., Inc.	8,726	714,223
Esab Corp.	4,209	470,314
Flowserve Corp.	9,794	520,453
Graco, Inc.	12,409	1,054,269
ITT, Inc.	5,842	1,044,316
Lincoln Electric Holdings, Inc.	4,133	974,685
Middleby Corp. (b)	3,492	464,192
Mueller Industries, Inc.	8,290	838,202
Oshkosh Corp.	4,793	621,652
RBC Bearings, Inc. (b)	2,354	918,743
Terex Corp.	4,875	250,087
Timken Co.	4,726	355,301
Toro Co.	7,390	563,118
Watts Water Technologies, Inc. Class A	2,119	591,794
		11,931,138
Marine Transportation (0.2%)
Kirby Corp. (b)	4,140	345,483

Passenger Airlines (0.4%)
Alaska Air Group, Inc. (b)	8,636	429,900
American Airlines Group, Inc. (b)	49,417	555,447
		985,347
Professional Services (2.5%)
CACI International, Inc. Class A (b)	1,631	813,510
Concentrix Corp.	3,351	154,649
ExlService Holdings, Inc. (b)	12,096	532,587
Exponent, Inc.	3,726	258,882
FTI Consulting, Inc. (b)	2,378	384,404
Genpact Ltd.	12,138	508,461
Insperity, Inc.	2,669	131,315
KBR, Inc.	9,649	456,301
Maximus, Inc.	4,159	380,008
Parsons Corp. (b)	3,999	331,597
Paylocity Holding Corp. (b)	3,355	534,351
Science Applications International Corp.	3,492	347,000
TransUnion	14,589	1,222,266
		6,055,331
Trading Companies & Distributors (1.7%)
Applied Industrial Technologies, Inc.	2,879	751,563
Core & Main, Inc. Class A (b)	14,203	764,548
GATX Corp.	2,698	471,610
MSC Industrial Direct Co., Inc. Class A	3,381	311,525
Watsco, Inc.	2,606	1,053,606
WESCO International, Inc.	3,645	770,918
		4,123,770
Information Technology (13.0%)
Communications Equipment (1.0%)
Ciena Corp. (b)	10,587	1,542,208
Lumentum Holdings, Inc. (b)	5,269	857,319
		2,399,527

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund

Investments in Securities – continued

Electronic Equipment, Instruments & Components (3.4%)
Arrow Electronics, Inc. (b)	3,857	$466,697
Avnet, Inc.	6,280	328,318
Belden, Inc.	2,956	355,518
Cognex Corp.	12,574	569,602
Coherent Corp. (b)	11,641	1,253,968
Crane NXT Co.	3,617	242,592
Fabrinet (b)	2,711	988,485
Flex Ltd. (b)	28,109	1,629,479
IPG Photonics Corp. (b)	1,840	145,710
Littelfuse, Inc.	1,876	485,903
Novanta, Inc. (b)	2,632	263,595
TD SYNNEX Corp.	5,724	937,305
Vontier Corp.	10,986	461,082
		8,128,254
IT Services (1.3%)
ASGN, Inc. (b)	3,188	150,952
Kyndryl Holdings, Inc. (b)	17,311	519,850
Okta, Inc. (b)	12,519	1,147,992
Twilio, Inc. Class A (b)	11,491	1,150,134
		2,968,928
Semiconductors & Semiconductor Equipment (2.7%)
Allegro MicroSystems, Inc. (b)	9,285	271,122
Amkor Technology, Inc.	8,514	241,798
Cirrus Logic, Inc. (b)	3,844	481,615
Entegris, Inc.	11,353	1,049,698
Lattice Semiconductor Corp. (b)	10,252	751,677
MACOM Technology Solutions Holdings, Inc. (b)	4,796	597,054
MKS, Inc.	4,989	617,488
Onto Innovation, Inc. (b)	3,630	469,069
Power Integrations, Inc.	4,155	167,072
Rambus, Inc. (b)	8,058	839,643
Silicon Laboratories, Inc. (b)	2,398	314,450
Synaptics, Inc. (b)	2,882	196,956
Universal Display Corp.	3,281	471,250
		6,468,892
Software (3.8%)
Appfolio, Inc. Class A (b)	1,689	465,590
Bill Holdings, Inc. (b)	6,867	363,745
Blackbaud, Inc. (b)	2,763	177,688
Commvault Systems, Inc. (b)	3,305	623,918
Docusign, Inc. (b)	15,133	1,090,938
Dolby Laboratories, Inc. Class A	4,551	329,356
Dropbox, Inc. Class A (b)	13,861	418,741
Dynatrace, Inc. (b)	22,580	1,094,001
Guidewire Software, Inc. (b)	6,306	1,449,497
Manhattan Associates, Inc. (b)	4,517	925,895
Nutanix, Inc. Class A (b)	20,077	1,493,528
Pegasystems, Inc.	6,918	397,785
Qualys, Inc. (b)	2,709	358,482
		9,189,164
Technology Hardware Storage & Peripherals (0.8%)
Pure Storage, Inc. Class A (b)	23,253	1,948,834

Materials (4.9%)
Chemicals (1.4%)
Ashland, Inc.	3,379	161,888
Avient Corp.	6,855	225,872
Axalta Coating Systems Ltd. (b)	16,220	464,216
Cabot Corp.	3,956	300,854
NewMarket Corp.	628	520,116
Olin Corp.	8,585	214,539
RPM International, Inc.	9,614	1,133,298
Scotts Miracle-Gro Co.	3,249	185,031
Westlake Corp.	2,403	185,175
		3,390,989

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund

Investments in Securities – continued

Construction Materials (0.4%)
Eagle Materials, Inc.	2,414	$562,559
Knife River Corp. (b)	4,183	321,547
		884,106
Containers & Packaging (1.1%)
AptarGroup, Inc.	4,930	658,944
Crown Holdings, Inc.	8,616	832,219
Graphic Packaging Holding Co.	22,187	434,200
Greif, Inc. Class A	1,925	115,038
Silgan Holdings, Inc.	6,650	286,016
Sonoco Products Co.	7,386	318,263
		2,644,680
Metals & Mining (1.8%)
Alcoa Corp.	19,391	637,770
Cleveland-Cliffs, Inc. (b)	37,018	451,620
Commercial Metals Co.	8,382	480,121
MP Materials Corp. (b)	10,080	676,066
Reliance, Inc.	4,005	1,124,724
Royal Gold, Inc.	4,930	988,859
		4,359,160
Paper & Forest Products (0.2%)
Louisiana-Pacific Corp.	4,725	419,769

Real Estate (6.5%)
Diversified REITs (0.5%)
WP Carey, Inc.	16,401	1,108,215

Health Care REITs (0.7%)
Healthcare Realty Trust, Inc.	26,333	474,784
Omega Healthcare Investors, Inc.	21,999	928,798
Sabra Health Care REIT, Inc.	17,958	334,737
		1,738,319
Hotels & Resort REITs (0.1%)
Park Hotels & Resorts, Inc.	14,972	165,890

Industrial REITs (1.0%)
EastGroup Properties, Inc.	3,945	667,731
First Industrial Realty Trust, Inc.	9,916	510,376
Rexford Industrial Realty, Inc.	17,684	726,989
STAG Industrial, Inc.	13,982	493,425
		2,398,521
Office REITs (0.6%)
COPT Defense Properties	8,439	245,238
Cousins Properties, Inc.	12,579	364,036
Kilroy Realty Corp.	8,129	343,450
Vornado Realty Trust	12,081	489,643
		1,442,367
Real Estate Management & Development (0.4%)
Jones Lang LaSalle, Inc. (b)	3,549	1,058,596

Residential REITs (0.8%)
American Homes 4 Rent Class A	24,403	811,400
Equity LifeStyle Properties, Inc.	14,500	880,150
Independence Realty Trust, Inc.	17,482	286,530
		1,978,080
Retail REITs (0.9%)
Agree Realty Corp.	8,273	587,714
Brixmor Property Group, Inc.	22,925	634,564
Kite Realty Group Trust	16,466	367,192
NNN REIT, Inc.	14,138	601,854
		2,191,324
Specialized REITs (1.5%)
CubeSmart	17,078	694,392
EPR Properties	5,685	329,787
Gaming & Leisure Properties, Inc.	21,195	987,899
Lamar Advertising Co. Class A	6,500	795,730

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund

Investments in Securities – continued

National Storage Affiliates Trust	5,243	$158,443
PotlatchDeltic Corp.	5,325	216,994
Rayonier, Inc.	10,606	281,483
		3,464,728
Utilities (3.4%)
Electric Utilities (0.9%)
ALLETE, Inc.	4,279	284,126
IDACORP, Inc.	4,027	532,168
OGE Energy Corp.	15,083	697,890
Portland General Electric Co.	8,205	361,020
TXNM Energy, Inc.	7,069	399,752
		2,274,956
Gas Utilities (1.1%)
National Fuel Gas Co.	6,767	625,068
New Jersey Resources Corp.	7,523	362,233
ONE Gas, Inc.	4,464	361,316
Southwest Gas Holdings, Inc.	4,797	375,797
Spire, Inc.	4,366	355,916
UGI Corp.	16,096	535,353
		2,615,683
Independent Power And Renewable Electricity Producers (0.8%)
Ormat Technologies, Inc.	4,547	437,649
Talen Energy Corp. (b)	3,481	1,480,748
		1,918,397
Multi-Utilities (0.3%)
Black Hills Corp.	5,422	333,941
Northwestern Energy Group, Inc.	4,549	266,617
		600,558
Water Utilities (0.3%)
Essential Utilities, Inc.	21,005	838,099
Total common stocks (cost: $163,283,409)		233,630,586

Mutual Funds (0.3%)
Investment Companies (0.3%)
SPDR Portfolio S&P 400 Mid Cap ETF (c)	11,500	657,685
Total mutual funds (cost: $664,703)		657,685

Short-Term Securities (2.2%)
Investment Companies (1.8%)
State Street Institutional U.S. Government Money Market Fund, current rate 4.090%	4,285,803	4,285,803

	Principal
U.S. Government Agencies and Obligations (0.4%)
U.S. Treasury Notes, current rate 3.750%, 04/15/26 (d)	1,000,000	999,578
Total short-term securities (cost: $5,284,474)		5,285,381
Total investments in securities (cost: $169,232,586)		239,573,652
Cash and other assets in excess of liabilities (0.0%)		79,655
Total net assets (100.0%)		$239,653,307

Investments in Securities Legend

(a)	Securities are valued in accordance with procedures described in the notes to investments in securities.
(b)	Non-income producing security.
(c)	Reports and other information about these investment companies are available in the EDGAR database on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.
(d)	Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts
On September 30, 2025, securities with an aggregate fair value of $999,578 have been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)(a)
S&P Mid 400® E-Mini Index Future	December 2025	16	Long	$5,288,355	$5,257,920	$(30,435)

See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities

September 30, 2025

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (98.9%)
Communication Services (10.0%)
Diversified Telecommunication Services (0.7%)
AT&T, Inc.	200,669	$5,666,892
Verizon Communications, Inc.	118,327	5,200,472
		10,867,364
Entertainment (1.5%)
Electronic Arts, Inc.	6,319	1,274,542
Live Nation Entertainment, Inc. (b)	4,356	711,770
Netflix, Inc. (b)	11,926	14,298,320
Take-Two Interactive Software, Inc. (b)	4,866	1,257,180
TKO Group Holdings, Inc.	1,895	382,714
Walt Disney Co.	50,457	5,777,327
Warner Bros Discovery, Inc. (b)	69,480	1,356,944
		25,058,797
Interactive Media & Services (7.2%)
Alphabet, Inc. Class A	163,249	39,685,832
Alphabet, Inc. Class C	131,054	31,918,202
Match Group, Inc.	6,752	238,481
Meta Platforms, Inc. Class A	60,870	44,701,710
		116,544,225
Media (0.4%)
Charter Communications, Inc. Class A (b)	2,617	719,950
Comcast Corp. Class A	103,353	3,247,351
Fox Corp. Class A	5,892	371,550
Fox Corp. Class B	4,170	238,899
Interpublic Group of Cos., Inc.	10,278	286,859
News Corp. Class A	10,564	324,420
News Corp. Class B	3,496	120,787
Omnicom Group, Inc.	5,416	441,567
Paramount Skydance Corp. Class B	8,572	162,182
Trade Desk, Inc. Class A (b)	12,507	612,968
		6,526,533
Wireless Telecommunication Services (0.2%)
T-Mobile U.S., Inc.	13,583	3,251,499

Consumer Discretionary (10.4%)
Automobile Components (0.0%)
Aptiv PLC (b)	6,056	522,148

Automobiles (2.3%)
Ford Motor Co.	109,702	1,312,036
General Motors Co.	26,719	1,629,057
Tesla, Inc. (b)	78,752	35,022,590
		37,963,683
Broadline Retail (3.8%)
Amazon.com, Inc. (b)	272,364	59,802,963
eBay, Inc.	12,825	1,166,434
		60,969,397
Distributors (0.1%)
Genuine Parts Co.	3,840	532,224
LKQ Corp.	7,198	219,827
Pool Corp.	970	300,768
		1,052,819
Hotels, Restaurants & Leisure (1.8%)
Airbnb, Inc. Class A (b)	12,041	1,462,018
Booking Holdings, Inc.	910	4,913,336
Carnival Corp. (b)	30,468	880,830
Chipotle Mexican Grill, Inc. (b)	37,630	1,474,720

See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities – continued

Darden Restaurants, Inc.	3,238	$616,385
Domino's Pizza, Inc.	870	375,588
DoorDash, Inc. Class A (b)	10,389	2,825,704
Expedia Group, Inc.	3,317	709,009
Hilton Worldwide Holdings, Inc.	6,600	1,712,304
Las Vegas Sands Corp.	8,668	466,252
Marriott International, Inc. Class A	6,336	1,650,148
McDonald's Corp.	20,027	6,086,005
MGM Resorts International (b)	5,729	198,567
Norwegian Cruise Line Holdings Ltd. (b)	12,632	311,126
Royal Caribbean Cruises Ltd.	7,063	2,285,445
Starbucks Corp.	31,900	2,698,740
Wynn Resorts Ltd.	2,322	297,843
Yum! Brands, Inc.	7,759	1,179,368
		30,143,388
Household Durables (0.3%)
DR Horton, Inc.	7,716	1,307,631
Garmin Ltd.	4,592	1,130,642
Lennar Corp. Class A	6,387	805,017
Mohawk Industries, Inc. (b)	1,413	182,164
NVR, Inc. (b)	87	699,015
PulteGroup, Inc.	5,536	731,472
		4,855,941
Leisure Products (0.0%)
Hasbro, Inc.	3,657	277,384

Specialty Retail (1.8%)
AutoZone, Inc. (b)	473	2,029,283
Best Buy Co., Inc.	5,446	411,827
CarMax, Inc. (b)	4,207	188,768
Home Depot, Inc.	27,922	11,313,715
Lowe's Cos., Inc.	15,725	3,951,850
O'Reilly Automotive, Inc. (b)	23,812	2,567,172
Ross Stores, Inc.	9,179	1,398,788
TJX Cos., Inc.	31,308	4,525,258
Tractor Supply Co.	14,872	845,771
Ulta Beauty, Inc. (b)	1,278	698,746
Williams-Sonoma, Inc.	3,386	661,794
		28,592,972
Textiles, Apparel & Luxury Goods (0.3%)
Deckers Outdoor Corp. (b)	4,092	414,806
Lululemon Athletica, Inc. (b)	3,069	546,067
NIKE, Inc. Class B	33,309	2,322,637
Ralph Lauren Corp.	1,133	355,263
Tapestry, Inc.	5,772	653,506
		4,292,279
Consumer Staples (4.8%)
Beverages (1.0%)
Brown-Forman Corp. Class B	4,941	133,802
Coca-Cola Co.	108,700	7,208,984
Constellation Brands, Inc. Class A	4,006	539,488
Keurig Dr. Pepper, Inc.	38,123	972,518
Molson Coors Beverage Co. Class B	4,750	214,938
Monster Beverage Corp. (b)	20,003	1,346,402
PepsiCo, Inc.	38,421	5,395,845
		15,811,977
Consumer Staples Distribution & Retail (1.8%)
Costco Wholesale Corp.	12,445	11,519,465
Dollar General Corp.	6,118	632,295
Dollar Tree, Inc. (b)	5,446	513,939
Kroger Co.	17,070	1,150,689
Sysco Corp.	13,400	1,103,356
Target Corp.	12,746	1,143,316
Walmart, Inc.	123,179	12,694,828
		28,757,888

See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities – continued

Food Products (0.5%)
Archer-Daniels-Midland Co.	13,483	$805,474
Bunge Global SA	3,930	319,312
Campbell's Co.	5,464	172,553
Conagra Brands, Inc.	13,396	245,281
General Mills, Inc.	15,005	756,552
Hershey Co.	4,084	763,912
Hormel Foods Corp.	8,140	201,384
J.M. Smucker Co.	2,915	316,569
Kellanova	7,501	615,232
Kraft Heinz Co.	23,915	622,747
Lamb Weston Holdings, Inc.	3,889	225,873
McCormick & Co., Inc.	7,044	471,314
Mondelez International, Inc. Class A	36,313	2,268,473
Tyson Foods, Inc. Class A	7,992	433,966
		8,218,642
Household Products (0.8%)
Church & Dwight Co., Inc.	6,836	599,039
Clorox Co.	3,422	421,933
Colgate-Palmolive Co.	22,681	1,813,119
Kimberly-Clark Corp.	9,281	1,153,999
Procter & Gamble Co.	65,736	10,100,336
		14,088,426
Personal Care Products (0.1%)
Estee Lauder Cos., Inc. Class A	6,522	574,719
Kenvue, Inc.	53,856	874,083
		1,448,802
Tobacco (0.6%)
Altria Group, Inc.	47,144	3,114,333
Philip Morris International, Inc.	43,684	7,085,545
		10,199,878
Energy (2.9%)
Energy Equipment & Services (0.2%)
Baker Hughes Co.	27,667	1,347,936
Halliburton Co.	23,927	588,604
Schlumberger NV	41,870	1,439,072
		3,375,612
Oil, Gas & Consumable Fuels (2.7%)
APA Corp.	10,040	243,771
Chevron Corp.	54,010	8,387,213
ConocoPhillips	35,050	3,315,379
Coterra Energy, Inc.	21,416	506,488
Devon Energy Corp.	17,815	624,594
Diamondback Energy, Inc.	5,186	742,117
EOG Resources, Inc.	15,322	1,717,903
EQT Corp.	17,513	953,232
Expand Energy Corp.	6,683	710,002
Exxon Mobil Corp.	119,644	13,489,861
Kinder Morgan, Inc.	54,877	1,553,568
Marathon Petroleum Corp.	8,532	1,644,458
Occidental Petroleum Corp.	20,168	952,938
ONEOK, Inc.	17,660	1,288,650
Phillips 66	11,341	1,542,603
Targa Resources Corp.	6,038	1,011,606
Texas Pacific Land Corp.	531	495,763
Valero Energy Corp.	8,718	1,484,327
Williams Cos., Inc.	34,271	2,171,068
		42,835,541
Financial (13.4%)
Banks (3.5%)
Bank of America Corp.	191,239	9,866,020
Citigroup, Inc.	51,663	5,243,794
Citizens Financial Group, Inc.	12,105	643,502
Fifth Third Bancorp	18,575	827,516
Huntington Bancshares, Inc.	41,089	709,607

See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities – continued

JPMorgan Chase & Co.	77,169	$24,341,418
KeyCorp	26,156	488,856
M&T Bank Corp.	4,356	860,833
PNC Financial Services Group, Inc.	11,052	2,220,678
Regions Financial Corp.	25,041	660,331
Truist Financial Corp.	36,186	1,654,424
U.S. Bancorp	43,673	2,110,716
Wells Fargo & Co.	89,901	7,535,502
		57,163,197
Capital Markets (3.5%)
Ameriprise Financial, Inc.	2,655	1,304,269
Bank of New York Mellon Corp.	19,791	2,156,427
Blackrock, Inc.	4,042	4,712,446
Blackstone, Inc.	20,629	3,524,465
Cboe Global Markets, Inc.	2,960	725,940
Charles Schwab Corp.	47,885	4,571,581
CME Group, Inc.	10,088	2,725,677
Coinbase Global, Inc. Class A (b)	6,347	2,142,049
FactSet Research Systems, Inc.	1,021	292,506
Franklin Resources, Inc.	8,596	198,825
Goldman Sachs Group, Inc.	8,496	6,765,790
Interactive Brokers Group, Inc. Class A	12,495	859,781
Intercontinental Exchange, Inc.	16,064	2,706,463
Invesco Ltd.	12,515	287,094
KKR & Co., Inc.	19,252	2,501,797
Moody's Corp.	4,386	2,089,841
Morgan Stanley	34,047	5,412,111
MSCI, Inc.	2,215	1,256,813
Nasdaq, Inc.	12,721	1,125,172
Northern Trust Corp.	5,366	722,264
Raymond James Financial, Inc.	4,980	859,548
Robinhood Markets, Inc. Class A (b)	21,720	3,109,870
S&P Global, Inc.	8,770	4,268,447
State Street Corp.	7,961	923,556
T. Rowe Price Group, Inc.	6,129	629,081
		55,871,813
Consumer Finance (0.6%)
American Express Co.	15,233	5,059,793
Capital One Financial Corp.	17,947	3,815,173
Synchrony Financial	10,441	741,833
		9,616,799
Financial Services (4.0%)
Apollo Global Management, Inc.	12,850	1,712,519
Berkshire Hathaway, Inc. Class B (b)	51,462	25,872,006
Block, Inc. (b)	15,423	1,114,620
Corpay, Inc. (b)	1,994	574,392
Fidelity National Information Services, Inc.	14,660	966,680
Fiserv, Inc. (b)	15,255	1,966,827
Global Payments, Inc.	6,795	564,529
Jack Henry & Associates, Inc.	1,988	296,073
Mastercard, Inc. Class A	23,167	13,177,621
PayPal Holdings, Inc. (b)	26,811	1,797,946
Visa, Inc. Class A	47,672	16,274,267
		64,317,480
Insurance (1.8%)
Aflac, Inc.	13,508	1,508,844
Allstate Corp.	7,387	1,585,620
American International Group, Inc.	15,547	1,221,061
Aon PLC Class A	6,105	2,176,921
Arch Capital Group Ltd.	10,431	946,405
Arthur J Gallagher & Co.	7,243	2,243,447
Assurant, Inc.	1,355	293,493
Brown & Brown, Inc.	8,222	771,141
Chubb Ltd.	10,406	2,937,094
Cincinnati Financial Corp.	4,319	682,834
Erie Indemnity Co. Class A	702	223,348
Everest Group Ltd.	1,152	403,465

See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities – continued

Globe Life, Inc.	2,254	$322,254
Hartford Insurance Group, Inc.	7,890	1,052,447
Loews Corp.	4,773	479,162
Marsh & McLennan Cos., Inc.	13,797	2,780,509
MetLife, Inc.	15,677	1,291,315
Principal Financial Group, Inc.	5,689	471,675
Progressive Corp.	16,451	4,062,574
Prudential Financial, Inc.	9,878	1,024,744
Travelers Cos., Inc.	6,305	1,760,482
W.R. Berkley Corp.	8,373	641,539
Willis Towers Watson PLC	2,721	939,969
		29,820,343
Health Care (8.8%)
Biotechnology (1.6%)
AbbVie, Inc.	49,577	11,479,059
Amgen, Inc.	15,103	4,262,067
Biogen, Inc. (b)	4,045	566,624
Gilead Sciences, Inc.	34,822	3,865,242
Incyte Corp. (b)	4,603	390,380
Moderna, Inc. (b)	9,622	248,536
Regeneron Pharmaceuticals, Inc.	2,888	1,623,836
Vertex Pharmaceuticals, Inc. (b)	7,160	2,804,142
		25,239,886
Health Care Equipment & Supplies (2.0%)
Abbott Laboratories	48,844	6,542,165
Align Technology, Inc. (b)	1,832	229,403
Baxter International, Inc.	14,409	328,093
Becton Dickinson & Co.	8,003	1,497,921
Boston Scientific Corp. (b)	41,584	4,059,846
Cooper Cos., Inc. (b)	5,554	380,782
Dexcom, Inc. (b)	10,986	739,248
Edwards Lifesciences Corp. (b)	16,476	1,281,339
GE HealthCare Technologies, Inc.	12,812	962,181
Hologic, Inc. (b)	6,200	418,438
IDEXX Laboratories, Inc. (b)	2,268	1,449,003
Insulet Corp. (b)	2,003	618,386
Intuitive Surgical, Inc. (b)	10,034	4,487,506
Medtronic PLC	35,957	3,424,545
ResMed, Inc.	4,067	1,113,260
Solventum Corp. (b)	4,060	296,380
STERIS PLC	2,777	687,141
Stryker Corp.	9,624	3,557,704
Zimmer Biomet Holdings, Inc.	5,493	541,060
		32,614,401
Health Care Providers & Services (1.7%)
Cardinal Health, Inc.	6,648	1,043,470
Cencora, Inc.	5,441	1,700,476
Centene Corp. (b)	13,094	467,194
Cigna Group	7,453	2,148,327
CVS Health Corp.	35,594	2,683,432
DaVita, Inc. (b)	999	132,737
Elevance Health, Inc.	6,288	2,031,779
HCA Healthcare, Inc.	4,597	1,959,241
Henry Schein, Inc. (b)	2,892	191,942
Humana, Inc.	3,390	881,976
Labcorp Holdings, Inc.	2,344	672,869
McKesson Corp.	3,474	2,683,804
Molina Healthcare, Inc. (b)	1,540	294,694
Quest Diagnostics, Inc.	3,063	583,746
UnitedHealth Group, Inc.	25,417	8,776,490
Universal Health Services, Inc. Class B	1,599	326,900
		26,579,077
Life Sciences Tools & Services (0.8%)
Agilent Technologies, Inc.	7,960	1,021,666
Bio-Techne Corp.	4,332	240,989
Charles River Laboratories International, Inc. (b)	1,310	204,962
Danaher Corp.	17,885	3,545,880

See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities – continued

IQVIA Holdings, Inc. (b)	4,771	$906,204
Mettler-Toledo International, Inc. (b)	597	732,883
Revvity, Inc.	3,158	276,799
Thermo Fisher Scientific, Inc.	10,573	5,128,116
Waters Corp. (b)	1,644	492,888
West Pharmaceutical Services, Inc.	2,027	531,743
		13,082,130
Pharmaceuticals (2.7%)
Bristol-Myers Squibb Co.	57,122	2,576,202
Eli Lilly & Co.	22,341	17,046,183
Johnson & Johnson	67,588	12,532,167
Merck & Co., Inc.	70,098	5,883,325
Pfizer, Inc.	159,559	4,065,564
Viatris, Inc.	32,719	323,918
Zoetis, Inc.	12,437	1,819,782
		44,247,141
Industrials (8.2%)
Aerospace & Defense (2.2%)
Axon Enterprise, Inc. (b)	2,240	1,607,514
Boeing Co. (b)	21,218	4,579,481
General Dynamics Corp.	7,126	2,429,966
General Electric Co.	29,760	8,952,403
Howmet Aerospace, Inc.	11,313	2,219,950
Huntington Ingalls Industries, Inc.	1,089	313,534
L3Harris Technologies, Inc.	5,214	1,592,408
Lockheed Martin Corp.	5,766	2,878,445
Northrop Grumman Corp.	3,768	2,295,918
RTX Corp.	37,565	6,285,751
Textron, Inc.	5,001	422,534
TransDigm Group, Inc.	1,588	2,093,016
		35,670,920
Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	3,256	431,094
Expeditors International of Washington, Inc.	3,772	462,410
FedEx Corp.	6,035	1,423,113
United Parcel Service, Inc. Class B	20,645	1,724,477
		4,041,094
Building Products (0.5%)
A.O. Smith Corp.	3,186	233,884
Allegion PLC	2,363	419,078
Builders FirstSource, Inc. (b)	3,068	371,995
Carrier Global Corp.	22,442	1,339,787
Johnson Controls International PLC	18,364	2,019,122
Lennox International, Inc.	900	476,424
Masco Corp.	5,864	412,767
Trane Technologies PLC	6,211	2,620,794
		7,893,851
Commercial Services & Supplies (0.5%)
Cintas Corp.	9,604	1,971,317
Copart, Inc. (b)	24,965	1,122,676
Republic Services, Inc.	5,643	1,294,956
Rollins, Inc.	7,847	460,933
Veralto Corp.	6,907	736,355
Waste Management, Inc.	10,353	2,286,253
		7,872,490
Construction & Engineering (0.2%)
EMCOR Group, Inc.	1,257	816,472
Quanta Services, Inc.	4,190	1,736,420
		2,552,892
Electrical Equipment (0.9%)
AMETEK, Inc.	6,427	1,208,276
Eaton Corp. PLC	10,925	4,088,681
Emerson Electric Co.	15,794	2,071,857
GE Vernova, Inc.	7,640	4,697,836
Generac Holdings, Inc. (b)	1,618	270,853

See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities – continued

Hubbell, Inc.	1,510	$649,768
Rockwell Automation, Inc.	3,194	1,116,399
		14,103,670
Ground Transportation (0.9%)
CSX Corp.	52,319	1,857,848
JB Hunt Transport Services, Inc.	2,071	277,866
Norfolk Southern Corp.	6,274	1,884,772
Old Dominion Freight Line, Inc.	5,157	726,003
Uber Technologies, Inc. (b)	58,525	5,733,694
Union Pacific Corp.	16,643	3,933,906
		14,414,089
Industrial Conglomerates (0.4%)
3M Co.	14,947	2,319,476
Honeywell International, Inc.	17,818	3,750,689
		6,070,165
Machinery (1.5%)
Caterpillar, Inc.	13,148	6,273,568
Cummins, Inc.	3,907	1,650,200
Deere & Co.	7,137	3,263,465
Dover Corp.	3,780	630,617
Fortive Corp.	9,495	465,160
IDEX Corp.	2,049	333,495
Illinois Tool Works, Inc.	7,438	1,939,533
Ingersoll Rand, Inc.	10,150	838,593
Nordson Corp.	1,510	342,694
Otis Worldwide Corp.	11,014	1,007,010
PACCAR, Inc.	14,736	1,448,844
Parker-Hannifin Corp.	3,586	2,718,726
Pentair PLC	4,551	504,069
Snap-on, Inc.	1,455	504,201
Stanley Black & Decker, Inc.	4,295	319,247
Westinghouse Air Brake Technologies Corp.	4,738	949,827
Xylem, Inc.	6,780	1,000,050
		24,189,299
Passenger Airlines (0.1%)
Delta Air Lines, Inc.	18,203	1,033,020
Southwest Airlines Co.	14,738	470,290
United Airlines Holdings, Inc. (b)	9,085	876,702
		2,380,012
Professional Services (0.5%)
Automatic Data Processing, Inc.	11,367	3,336,215
Broadridge Financial Solutions, Inc.	3,240	771,671
Dayforce, Inc. (b)	4,420	304,494
Equifax, Inc.	3,433	880,667
Jacobs Solutions, Inc.	3,321	497,685
Leidos Holdings, Inc.	3,547	670,241
Paychex, Inc.	9,063	1,148,826
Paycom Software, Inc.	1,353	281,613
Verisk Analytics, Inc.	3,865	972,086
		8,863,498
Trading Companies & Distributors (0.3%)
Fastenal Co.	32,207	1,579,431
United Rentals, Inc.	1,806	1,724,116
WW Grainger, Inc.	1,227	1,169,282
		4,472,829
Information Technology (34.4%)
Communications Equipment (0.9%)
Arista Networks, Inc. (b)	28,923	4,214,370
Cisco Systems, Inc.	111,133	7,603,720
F5, Inc. (b)	1,621	523,891
Motorola Solutions, Inc.	4,728	2,162,067
		14,504,048
Electronic Equipment, Instruments & Components (0.7%)
Amphenol Corp. Class A	34,200	4,232,250
CDW Corp.	3,627	577,708

See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities – continued

Corning, Inc.	21,794	$1,787,762
Jabil, Inc.	2,998	651,076
Keysight Technologies, Inc. (b)	4,786	837,167
TE Connectivity PLC	8,284	1,818,586
Teledyne Technologies, Inc. (b)	1,368	801,703
Trimble, Inc. (b)	6,645	542,564
Zebra Technologies Corp. Class A (b)	1,410	418,996
		11,667,812
IT Services (0.9%)
Accenture PLC Class A	17,480	4,310,568
Akamai Technologies, Inc. (b)	4,023	304,782
Cognizant Technology Solutions Corp. Class A	13,706	919,261
EPAM Systems, Inc. (b)	1,489	224,526
Gartner, Inc. (b)	2,111	554,919
GoDaddy, Inc. Class A (b)	3,885	531,585
International Business Machines Corp.	26,142	7,376,227
VeriSign, Inc.	2,336	653,076
		14,874,944
Semiconductors & Semiconductor Equipment (13.6%)
Advanced Micro Devices, Inc. (b)	45,543	7,368,402
Analog Devices, Inc.	13,923	3,420,881
Applied Materials, Inc.	22,521	4,610,950
Broadcom, Inc.	131,999	43,547,790
First Solar, Inc. (b)	3,032	668,647
Intel Corp. (b)	122,836	4,121,148
KLA Corp.	3,703	3,994,056
Lam Research Corp.	35,518	4,755,860
Microchip Technology, Inc.	15,106	970,107
Micron Technology, Inc.	31,407	5,255,019
Monolithic Power Systems, Inc.	1,329	1,223,531
NVIDIA Corp.	684,763	127,763,080
NXP Semiconductors NV	7,042	1,603,675
ON Semiconductor Corp. (b)	11,477	565,931
QUALCOMM, Inc.	30,267	5,035,218
Skyworks Solutions, Inc.	4,068	313,155
Teradyne, Inc.	4,435	610,433
Texas Instruments, Inc.	25,514	4,687,687
		220,515,570
Software (11.3%)
Adobe, Inc. (b)	11,905	4,199,489
AppLovin Corp. Class A (b)	7,598	5,459,467
Autodesk, Inc. (b)	6,053	1,922,857
Cadence Design Systems, Inc. (b)	7,620	2,676,601
Crowdstrike Holdings, Inc. Class A (b)	7,042	3,453,256
Datadog, Inc. Class A (b)	9,033	1,286,299
Fair Isaac Corp. (b)	690	1,032,606
Fortinet, Inc. (b)	18,278	1,536,814
Gen Digital, Inc.	15,728	446,518
Intuit, Inc.	7,828	5,345,819
Microsoft Corp.	208,605	108,046,960
Oracle Corp.	46,508	13,079,910
Palantir Technologies, Inc. Class A (b)	63,825	11,642,956
Palo Alto Networks, Inc. (b)	18,720	3,811,766
PTC, Inc. (b)	3,391	688,441
Roper Technologies, Inc.	3,055	1,523,498
Salesforce, Inc.	26,829	6,358,473
ServiceNow, Inc. (b)	5,853	5,386,399
Synopsys, Inc. (b)	5,229	2,579,936
Tyler Technologies, Inc. (b)	1,285	672,261
Workday, Inc. Class A (b)	6,025	1,450,398
		182,600,724
Technology Hardware Storage & Peripherals (7.0%)
Apple, Inc. (c)	416,482	106,048,812
Dell Technologies, Inc. Class C	8,470	1,200,792
Hewlett Packard Enterprise Co.	36,826	904,446
HP, Inc.	26,359	717,756
NetApp, Inc.	5,615	665,153
Seagate Technology Holdings PLC	6,000	1,416,360

See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities – continued

Super Micro Computer, Inc. (b)	14,069	$674,468
Western Digital Corp.	9,736	1,168,904
		112,796,691
Materials (1.8%)
Chemicals (1.1%)
Air Products & Chemicals, Inc.	6,292	1,715,954
Albemarle Corp.	3,226	261,564
CF Industries Holdings, Inc.	4,498	403,471
Corteva, Inc.	19,058	1,288,893
Dow, Inc.	19,885	455,963
DuPont de Nemours, Inc.	11,732	913,923
Eastman Chemical Co.	3,185	200,814
Ecolab, Inc.	7,134	1,953,717
International Flavors & Fragrances, Inc.	7,132	438,903
Linde PLC	13,160	6,251,000
LyondellBasell Industries NV Class A	7,169	351,568
Mosaic Co.	8,869	307,577
PPG Industries, Inc.	6,318	664,085
Sherwin-Williams Co.	6,518	2,256,923
		17,464,355
Construction Materials (0.1%)
Martin Marietta Materials, Inc.	1,693	1,067,064
Vulcan Materials Co.	3,747	1,152,652
		2,219,716
Containers & Packaging (0.2%)
Amcor PLC	64,687	529,140
Avery Dennison Corp.	2,130	345,422
Ball Corp.	7,637	385,057
International Paper Co.	14,817	687,509
Packaging Corp. of America	2,482	540,902
Smurfit WestRock PLC	14,652	623,736
		3,111,766
Metals & Mining (0.4%)
Freeport-McMoRan, Inc.	40,293	1,580,292
Newmont Corp.	30,826	2,598,940
Nucor Corp.	6,424	870,002
Steel Dynamics, Inc.	3,803	530,252
		5,579,486
Real Estate (1.9%)
Health Care REITs (0.3%)
Alexandria Real Estate Equities, Inc.	4,353	362,779
Healthpeak Properties, Inc.	19,502	373,463
Ventas, Inc.	12,659	886,004
Welltower, Inc.	18,770	3,343,688
		4,965,934
Hotels & Resort REITs (0.0%)
Host Hotels & Resorts, Inc.	17,944	305,407

Industrial REITs (0.2%)
Prologis, Inc.	26,045	2,982,673

Office REITs (0.0%)
BXP, Inc.	4,133	307,247

Real Estate Management & Development (0.1%)
CBRE Group, Inc. Class A (b)	8,202	1,292,307
CoStar Group, Inc. (b)	11,828	997,928
		2,290,235
Residential REITs (0.2%)
AvalonBay Communities, Inc.	3,934	759,931
Camden Property Trust	2,934	313,292
Equity Residential	9,668	625,810
Essex Property Trust, Inc.	1,810	484,465
Invitation Homes, Inc.	15,827	464,206

See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities – continued

Mid-America Apartment Communities, Inc.	3,236	$452,166
UDR, Inc.	8,423	313,841
		3,413,711
Retail REITs (0.3%)
Federal Realty Investment Trust	2,195	222,375
Kimco Realty Corp.	19,004	415,237
Realty Income Corp.	25,659	1,559,811
Regency Centers Corp.	4,535	330,601
Simon Property Group, Inc.	9,162	1,719,433
		4,247,457
Specialized REITs (0.8%)
American Tower Corp.	13,136	2,526,316
Crown Castle, Inc.	12,212	1,178,336
Digital Realty Trust, Inc.	8,951	1,547,449
Equinix, Inc.	2,746	2,150,777
Extra Space Storage, Inc.	5,900	831,546
Iron Mountain, Inc.	8,242	840,189
Public Storage	4,435	1,281,050
SBA Communications Corp.	3,038	587,397
VICI Properties, Inc.	29,877	974,289
Weyerhaeuser Co.	20,248	501,948
		12,419,297
Utilities (2.3%)
Electric Utilities (1.5%)
Alliant Energy Corp.	7,162	482,790
American Electric Power Co., Inc.	15,003	1,687,838
Constellation Energy Corp.	8,761	2,882,982
Duke Energy Corp.	21,823	2,700,596
Edison International	10,778	595,808
Entergy Corp.	12,519	1,166,646
Evergy, Inc.	6,405	486,908
Eversource Energy	10,387	738,931
Exelon Corp.	28,344	1,275,763
FirstEnergy Corp.	14,523	665,444
NextEra Energy, Inc.	57,792	4,362,718
NRG Energy, Inc.	5,428	879,065
PG&E Corp.	61,680	930,134
Pinnacle West Capital Corp.	3,315	297,223
PPL Corp.	20,753	771,182
Southern Co.	30,871	2,925,645
Xcel Energy, Inc.	16,597	1,338,548
		24,188,221
Gas Utilities (0.1%)
Atmos Energy Corp.	4,505	769,229

Independent Power And Renewable Electricity Producers (0.1%)
AES Corp.	19,983	262,976
Vistra Corp.	8,938	1,751,133
		2,014,109
Multi-Utilities (0.6%)
Ameren Corp.	7,541	787,130
CenterPoint Energy, Inc.	18,322	710,894
CMS Energy Corp.	8,357	612,234
Consolidated Edison, Inc.	10,086	1,013,845
Dominion Energy, Inc.	23,950	1,465,021
DTE Energy Co.	5,767	815,627
NiSource, Inc.	13,208	571,906
Public Service Enterprise Group, Inc.	14,006	1,168,941
Sempra	18,311	1,647,624
WEC Energy Group, Inc.	9,023	1,033,945
		9,827,167
Water Utilities (0.0%)
American Water Works Co., Inc.	5,413	753,435
Total common stocks (cost: $433,424,228)		1,600,551,505

See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities – continued

Short-Term Securities (1.1%)
Investment Companies (1.1%)
State Street Institutional U.S. Government Money Market Fund, current rate 4.090%	17,489,010	$17,489,010
Total short-term securities (cost: $17,489,010)		17,489,010
Total investments in securities (cost: $450,913,238)		1,618,040,515
Liabilities in excess of cash and other assets (0.0%)		(89,402)
Total net assets (100.0%)		$1,617,951,113

Investments in Securities Legend
(a)	Securities are valued in accordance with procedures described in the notes to investments in securities.
(b)	Non-income producing security.
(c)	Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts
On September 30, 2025, securities with an aggregate fair value of $35,648,200 have been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)(a)
S&P 500 E-Mini Index Future	December 2025	50	Long	$16,659,934	$16,846,875	$186,941

See accompanying notes to investments in securities.

SFT Macquarie Growth Fund
Investments in Securities
September 30, 2025
(Unaudited)
(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (99.5%)
Communication Services (5.4%)
Interactive Media & Services (5.4%)
Alphabet, Inc. Class A	118,962	$28,919,662
Meta Platforms, Inc. Class A	8,724	6,406,731
		35,326,393
Consumer Discretionary (9.1%)
Automobiles (1.3%)
Ferrari NV	17,148	8,320,552

Broadline Retail (6.0%)
Amazon.com, Inc. (b)	180,094	39,543,240

Hotels, Restaurants & Leisure (1.8%)
Booking Holdings, Inc.	2,175	11,743,412

Consumer Staples (1.4%)
Beverages (1.4%)
Coca-Cola Co.	138,330	9,174,046

Financial (13.2%)
Capital Markets (6.1%)
Intercontinental Exchange, Inc.	123,019	20,726,241
MSCI, Inc.	10,902	6,185,904
S&P Global, Inc.	26,505	12,900,249
		39,812,394
Financial Services (7.1%)
Mastercard, Inc. Class A	30,348	17,262,246
Visa, Inc. Class A	85,843	29,305,083
		46,567,329
Health Care (9.1%)
Health Care Equipment & Supplies (3.4%)
Cooper Cos., Inc. (b)	95,013	6,514,091
IDEXX Laboratories, Inc. (b)	9,551	6,102,039
Intuitive Surgical, Inc. (b)	20,786	9,296,123
		21,912,253
Health Care Providers & Services (1.5%)
UnitedHealth Group, Inc.	28,287	9,767,501

Health Care Technology (1.8%)
Veeva Systems, Inc. Class A (b)	40,296	12,004,581

Life Sciences Tools & Services (2.4%)
Danaher Corp.	79,168	15,695,848

Industrials (7.4%)
Commercial Services & Supplies (1.9%)
Waste Connections, Inc.	71,195	12,516,081

Ground Transportation (1.0%)
Old Dominion Freight Line, Inc.	46,819	6,591,179

Professional Services (4.5%)
Broadridge Financial Solutions, Inc.	36,843	8,774,897
Equifax, Inc.	49,251	12,634,359
Verisk Analytics, Inc.	31,515	7,926,338
		29,335,594
Information Technology (50.9%)
Communications Equipment (0.6%)
Motorola Solutions, Inc.	8,523	3,897,483

Electronic Equipment, Instruments & Components (0.9%)
CDW Corp.	39,476	6,287,737

See accompanying notes to investments in securities.

SFT Macquarie Growth Fund
Investments in Securities – continued

Semiconductors & Semiconductor Equipment (19.2%)
Advanced Micro Devices, Inc. (b)	40,692	$6,583,559
Broadcom, Inc.	37,333	12,316,530
NVIDIA Corp.	499,970	93,284,402
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	48,186	13,457,868
		125,642,359
Software (22.1%)
Autodesk, Inc. (b)	24,978	7,934,762
Intuit, Inc.	26,577	18,149,699
Microsoft Corp.	190,299	98,565,367
Salesforce, Inc.	41,706	9,884,322
Synopsys, Inc. (b)	21,285	10,501,806
		145,035,956
Technology Hardware Storage & Peripherals (8.1%)
Apple, Inc.	207,518	52,840,308

Materials (1.4%)
Construction Materials (1.4%)
Vulcan Materials Co.	29,702	9,136,929

Real Estate (1.6%)
Real Estate Management & Development (1.6%)
CoStar Group, Inc. (b)	124,408	10,496,303
Total common stocks (cost: $338,366,449)		651,647,478

Short-Term Securities (0.3%)
Investment Companies (0.3%)
State Street Institutional U.S. Government Money Market Fund, current rate 4.090%	1,983,000	1,983,000
Total short-term securities (cost: $1,983,000)		1,983,000
Total investments in securities (cost: $340,349,449)		653,630,478
Cash and other assets in excess of liabilities (0.2%)		1,249,625
Total net assets (100.0%)		$654,880,103

Investments in Securities Legend
(a)	Securities are valued in accordance with procedures described in the notes to investments in securities.
(b)	Non-income producing security.

See accompanying notes to investments in securities.

SFT Macquarie Small Cap Growth Fund

Investments in Securities

September 30, 2025

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (97.1%)
Communication Services (2.4%)
Entertainment (2.4%)
IMAX Corp. (b)	122,613	$4,015,576

Consumer Discretionary (11.7%)
Automobile Components (3.2%)
Dorman Products, Inc. (b)	19,800	3,086,424
Modine Manufacturing Co. (b)	15,891	2,259,064
		5,345,488
Broadline Retail (1.8%)
Ollie's Bargain Outlet Holdings, Inc. (b)	23,582	3,027,929

Diversified Consumer Services (3.5%)
OneSpaWorld Holdings Ltd.	83,165	1,758,108
Universal Technical Institute, Inc. (b)	121,836	3,965,762
		5,723,870
Hotels, Restaurants & Leisure (2.2%)
Brinker International, Inc. (b)	6,222	788,203
Genius Sports Ltd. (b)	94,033	1,164,129
Sportradar Group AG Class A (b)	63,099	1,697,363
		3,649,695
Specialty Retail (1.0%)
Boot Barn Holdings, Inc. (b)	9,470	1,569,368

Consumer Staples (3.4%)
Consumer Staples Distribution & Retail (2.6%)
Chefs' Warehouse, Inc. (b)	38,347	2,236,781
PriceSmart, Inc.	16,807	2,036,840
		4,273,621
Food Products (0.8%)
Vital Farms, Inc. (b)	33,446	1,376,303

Energy (1.0%)
Oil, Gas & Consumable Fuels (1.0%)
APA Corp.	64,579	1,567,978

Financial (7.8%)
Banks (2.7%)
Seacoast Banking Corp. of Florida	75,260	2,290,162
Western Alliance Bancorp	23,991	2,080,499
		4,370,661
Capital Markets (3.8%)
Hamilton Lane, Inc. Class A	11,514	1,551,972
Houlihan Lokey, Inc.	12,828	2,633,845
WisdomTree, Inc.	154,720	2,150,608
		6,336,425
Consumer Finance (0.8%)
FirstCash Holdings, Inc.	7,894	1,250,568

Financial Services (0.5%)
Remitly Global, Inc. (b)	53,759	876,272

Health Care (23.1%)
Biotechnology (6.5%)
ADMA Biologics, Inc. (b)	122,449	1,795,102
CareDx, Inc. (b)	50,131	728,905
Catalyst Pharmaceuticals, Inc. (b)	75,643	1,490,167

See accompanying notes to investments in securities.

SFT Macquarie Small Cap Growth Fund
Investments in Securities – continued

Mirum Pharmaceuticals, Inc. (b)	42,107	$3,086,864
Travere Therapeutics, Inc. (b)	71,771	1,715,327
Vericel Corp. (b)	58,914	1,854,024
		10,670,389
Health Care Equipment & Supplies (3.0%)
Alphatec Holdings, Inc. (b)	88,524	1,287,139
Integer Holdings Corp. (b)	24,070	2,487,153
PROCEPT BioRobotics Corp. (b)	13,364	476,961
TransMedics Group, Inc. (b)	6,874	771,263
		5,022,516
Health Care Providers & Services (5.7%)
Encompass Health Corp.	25,664	3,259,841
GeneDx Holdings Corp. (b)	22,420	2,415,531
Guardant Health, Inc. (b)	28,315	1,769,121
HealthEquity, Inc. (b)	14,601	1,383,737
Hims & Hers Health, Inc. (b)	11,322	642,184
		9,470,414
Health Care Technology (1.0%)
Phreesia, Inc. (b)	69,258	1,628,948

Life Sciences Tools & Services (1.5%)
Adaptive Biotechnologies Corp. (b)	163,543	2,446,603

Pharmaceuticals (5.4%)
ANI Pharmaceuticals, Inc. (b)	30,454	2,789,586
Axsome Therapeutics, Inc. (b)	15,840	1,923,768
Tarsus Pharmaceuticals, Inc. (b)	69,718	4,143,341
		8,856,695
Industrials (23.4%)
Aerospace & Defense (6.3%)
AAR Corp. (b)	32,466	2,911,226
AeroVironment, Inc. (b)	4,731	1,489,745
ATI, Inc. (b)	23,856	1,940,447
Kratos Defense & Security Solutions, Inc. (b)	5,600	511,672
Leonardo DRS, Inc.	50,796	2,306,138
Mercury Systems, Inc. (b)	15,137	1,171,604
		10,330,832
Building Products (0.6%)
Trex Co., Inc. (b)	18,100	935,227

Commercial Services & Supplies (1.2%)
Clean Harbors, Inc. (b)	8,385	1,947,165

Construction & Engineering (4.1%)
Construction Partners, Inc. Class A (b)	21,985	2,792,095
Everus Construction Group, Inc. (b)	41,665	3,572,774
Legence Corp. Class A (b)	15,851	488,369
		6,853,238
Electrical Equipment (2.1%)
American Superconductor Corp. (b)	46,457	2,759,081
Bloom Energy Corp. Class A (b)	7,819	661,253
		3,420,334
Machinery (3.3%)
Federal Signal Corp.	4,997	594,593
Flowserve Corp.	36,251	1,926,378
SPX Technologies, Inc. (b)	11,223	2,096,232
Standex International Corp.	3,957	838,488
		5,455,691
Marine Transportation (0.3%)
Kirby Corp. (b)	5,726	477,835

Passenger Airlines (0.6%)
SkyWest, Inc. (b)	9,197	925,402

Professional Services (3.6%)
CBIZ, Inc. (b)	39,723	2,103,730

See accompanying notes to investments in securities.

SFT Macquarie Small Cap Growth Fund
Investments in Securities – continued

ExlService Holdings, Inc. (b)	42,558	$1,873,829
Huron Consulting Group, Inc. (b)	13,705	2,011,483
		5,989,042
Trading Companies & Distributors (1.3%)
FTAI Aviation Ltd.	13,092	2,184,531

Information Technology (23.1%)
Communications Equipment (3.2%)
Lumentum Holdings, Inc. (b)	32,975	5,365,362

Electronic Equipment, Instruments & Components (6.4%)
Advanced Energy Industries, Inc.	16,348	2,781,449
Itron, Inc. (b)	21,239	2,645,530
OSI Systems, Inc. (b)	20,440	5,094,465
		10,521,444
Semiconductors & Semiconductor Equipment (5.3%)
MACOM Technology Solutions Holdings, Inc. (b)	18,896	2,352,363
Rambus, Inc. (b)	18,367	1,913,842
Silicon Laboratories, Inc. (b)	19,785	2,594,407
Synaptics, Inc. (b)	26,591	1,817,229
		8,677,841
Software (8.0%)
Agilysys, Inc. (b)	20,467	2,154,152
AvePoint, Inc. (b)	170,163	2,554,147
Clearwater Analytics Holdings, Inc. Class A (b)	36,073	650,036
Descartes Systems Group, Inc. (b)	19,467	1,834,375
Q2 Holdings, Inc. (b)	12,405	897,998
Rubrik, Inc. Class A (b)	25,053	2,060,609
SailPoint, Inc. (b)	124,605	2,751,278
SoundHound AI, Inc. Class A (b)	13,416	215,729
		13,118,324
Technology Hardware Storage & Peripherals (0.2%)
IonQ, Inc. (b)	6,112	375,888

Materials (1.2%)
Construction Materials (1.2%)
Knife River Corp. (b)	25,801	1,983,323
Total common stocks (cost: $127,734,343)		160,040,798
Mutual Funds (1.4%)
Investment Companies (1.4%)
iShares Russell 2000 Growth ETF (c)	7,308	2,338,852
Total mutual funds (cost: $2,133,304)		2,338,852
Short-Term Securities (1.6%)
Investment Companies (1.6%)
State Street Institutional U.S. Government Money Market Fund, current rate 4.090%	2,609,220	2,609,220
Total short-term securities (cost: $2,609,220)		2,609,220
Total investments in securities (cost: $132,476,867)		164,988,870
Liabilities in excess of cash and other assets (-0.1%)		(166,346)
Total net assets (100.0%)		$164,822,524

Investments in Securities Legend
(a)	Securities are valued in accordance with procedures described in the notes to investments in securities.
(b)	Non-income producing security.
(c)	Reports and other information about these investment companies are available in the EDGAR database on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

See accompanying notes to investments in securities.

SFT Real Estate Securities Fund

Investments in Securities

September 30, 2025

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (98.5%)
Consumer Discretionary (1.8%)
Hotels, Restaurants & Leisure (1.8%)
Boyd Gaming Corp.	8,986	$776,839
Caesars Entertainment, Inc. (b)	49,870	1,347,737
		2,124,576
Health Care (0.2%)
Health Care Services (0.2%)
PACS Group, Inc. (b)	22,294	306,097

Real Estate (96.5%)
Health Care REITs (16.8%)
CareTrust REIT, Inc.	46,498	1,612,551
Healthcare Realty Trust, Inc.	134,346	2,422,259
Omega Healthcare Investors, Inc.	42,937	1,812,800
Welltower, Inc.	79,166	14,102,631
		19,950,241
Hotels & Resort REITs (2.8%)
Host Hotels & Resorts, Inc.	193,489	3,293,183

Industrial REITs (6.7%)
Americold Realty Trust, Inc.	28,606	350,137
EastGroup Properties, Inc.	3,211	543,494
Prologis, Inc.	61,117	6,999,119
		7,892,750
Office REITs (4.6%)
BXP, Inc.	31,667	2,354,125
Highwoods Properties, Inc.	53,481	1,701,765
Hudson Pacific Properties, Inc. (b)	115,109	317,701
Kilroy Realty Corp.	25,201	1,064,742
		5,438,333
Residential REITs (14.7%)
American Homes 4 Rent Class A	54,302	1,805,542
Equity LifeStyle Properties, Inc.	14,895	904,127
Equity Residential	13,143	850,746
Essex Property Trust, Inc.	13,893	3,718,600
Invitation Homes, Inc.	140,676	4,126,027
Sun Communities, Inc.	25,686	3,313,494
UDR, Inc.	72,693	2,708,541
		17,427,077
Retail REITs (11.4%)
Agree Realty Corp.	58,735	4,172,535
Kimco Realty Corp.	109,971	2,402,866
Kite Realty Group Trust	52,443	1,169,479
Realty Income Corp.	31,161	1,894,277
Simon Property Group, Inc.	20,319	3,813,267
		13,452,424
Specialized REITs (39.5%)
American Tower Corp.	30,353	5,837,489
Crown Castle, Inc.	62,841	6,063,528
Digital Realty Trust, Inc.	47,361	8,187,770
Equinix, Inc.	5,931	4,645,396
Extra Space Storage, Inc.	32,984	4,648,765
Iron Mountain, Inc.	38,545	3,929,277
Lamar Advertising Co. Class A	4,529	554,440
Outfront Media, Inc.	34,293	628,248
Public Storage	8,461	2,443,960
SBA Communications Corp.	28,806	5,569,640
VICI Properties, Inc.	40,991	1,336,717
Weyerhaeuser Co.	117,693	2,917,609
		46,762,839

See accompanying notes to investments in securities.

SFT Real Estate Securities Fund

Investments in Securities – continued

Total common stocks (cost: $110,572,819)		$116,647,520

Warrant (0.5%)
Real Estate (0.5%)
Office REITs (0.5%)
Hudson Pacific Properties, Inc., Exp.12/31/49 (b) (c) (d)	202,314	556,363
Total Warrants (cost: $449,137)		556,363

Short-Term Securities (0.8%)
Investment Companies (0.8%)
State Street Institutional U.S. Government Money Market Fund, current rate 4.090%	913,462	913,462
Total short-term securities (cost: $913,462)		913,462
Total investments in securities (cost: $111,935,418)		118,117,345
Cash and other assets in excess of liabilities (0.2%)		283,466
Total net assets (100.0%)		$118,400,811

Investments in Securities Legend
(a)	Securities are valued in accordance with procedures described in the notes to investments in securities.
(b)	Non-income producing security.
(c)	This security has been determined to be illiquid pursuant to the procedures of the Funds’ Liquidity Risk Management Program.
(d)	This security is fair valued by Securian AM, as the Valuation Designee, in accordance with procedures approved by the Board of Trustees of Securian Funds Trust and in accordance with Provisions of the Investment Company Act of 1940, as amended.

See accompanying notes to investments in securities.

SFT T. Rowe Price Value Fund

Investments in Securities

September 30, 2025

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (99.5%)
Communication Services (5.3%)
Interactive Media & Services (4.3%)
Alphabet, Inc. Class A	14,873	$3,615,626
Alphabet, Inc. Class C	12,935	3,150,319
Meta Platforms, Inc. Class A	1,430	1,050,164
Pinterest, Inc. Class A (b)	25,554	822,072
		8,638,181
Media (0.1%)
Comcast Corp. Class A	8,983	282,246

Wireless Telecommunication Services (0.9%)
T-Mobile U.S., Inc.	7,687	1,840,114

Consumer Discretionary (6.2%)
Broadline Retail (1.7%)
Amazon.com, Inc. (b)	15,385	3,378,084

Hotels, Restaurants & Leisure (1.4%)
McDonald's Corp.	9,714	2,951,988

Specialty Retail (3.1%)
AutoZone, Inc. (b)	787	3,376,419
Home Depot, Inc.	7,222	2,926,282
		6,302,701
Consumer Staples (6.5%)
Consumer Staples Distribution & Retail (1.8%)
Dollar Tree, Inc. (b)	18,800	1,774,156
Walmart, Inc.	17,600	1,813,856
		3,588,012
Food Products (1.4%)
Mondelez International, Inc. Class A	45,203	2,823,832

Household Products (2.4%)
Colgate-Palmolive Co.	19,602	1,566,984
Procter & Gamble Co.	21,493	3,302,399
		4,869,383
Personal Care Products (0.9%)
Kenvue, Inc.	110,773	1,797,846

Energy (7.9%)
Energy Equipment & Services (1.6%)
Schlumberger NV	50,110	1,722,281
TechnipFMC PLC	39,496	1,558,117
		3,280,398
Oil, Gas & Consumable Fuels (6.3%)
Chevron Corp.	19,583	3,041,044
ConocoPhillips	37,593	3,555,922
Exxon Mobil Corp.	12,221	1,377,918
Range Resources Corp.	63,071	2,373,992
Valero Energy Corp.	14,000	2,383,640
		12,732,516
Financial (23.8%)
Banks (7.6%)
Bank of America Corp.	55,496	2,863,039
Citigroup, Inc.	14,477	1,469,415
Fifth Third Bancorp	17,700	788,535
JPMorgan Chase & Co.	26,547	8,373,720
KeyCorp	103,624	1,936,733
		15,431,442

See accompanying notes to investments in securities.

SFT T. Rowe Price Value Fund

Investments in Securities – continued

Capital Markets (4.7%)
Charles Schwab Corp.	40,591	$3,875,223
CME Group, Inc.	3,833	1,035,638
Goldman Sachs Group, Inc.	1,893	1,507,490
Intercontinental Exchange, Inc.	18,485	3,114,353
		9,532,704
Consumer Finance (1.6%)
American Express Co.	7,785	2,585,866
Capital One Financial Corp.	3,225	685,570
		3,271,436
Financial Services (5.7%)
Apollo Global Management, Inc.	7,400	986,198
Berkshire Hathaway, Inc. Class B (b)	13,596	6,835,253
Corebridge Financial, Inc.	50,163	1,607,724
Corpay, Inc. (b)	3,622	1,043,353
Visa, Inc. Class A	2,831	966,447
		11,438,975
Insurance (3.7%)
Allstate Corp.	17,762	3,812,613
MetLife, Inc.	6,161	507,482
Progressive Corp.	1,107	273,374
Travelers Cos., Inc.	10,101	2,820,401
		7,413,870
Mortgage REITs (0.5%)
Annaly Capital Management, Inc.	54,436	1,100,152

Health Care (11.4%)
Biotechnology (1.3%)
Gilead Sciences, Inc.	22,850	2,536,350

Health Care Equipment & Supplies (2.1%)
Abbott Laboratories	15,900	2,129,646
Alcon AG	27,509	2,049,696
		4,179,342
Health Care Providers & Services (6.3%)
Cencora, Inc.	9,404	2,939,032
Cigna Group	6,400	1,844,800
Elevance Health, Inc.	4,654	1,503,801
Molina Healthcare, Inc. (b)	2,700	516,672
Quest Diagnostics, Inc.	6,185	1,178,737
Tenet Healthcare Corp. (b)	13,179	2,675,864
UnitedHealth Group, Inc.	6,358	2,195,417
		12,854,323
Life Sciences Tools & Services (1.2%)
Danaher Corp.	3,689	731,381
Revvity, Inc.	20,238	1,773,861
		2,505,242
Pharmaceuticals (0.5%)
AstraZeneca PLC ADR	14,282	1,095,715

Industrials (16.3%)
Aerospace & Defense (2.4%)
General Electric Co.	8,247	2,480,863
L3Harris Technologies, Inc.	2,379	726,570
Northrop Grumman Corp.	2,638	1,607,386
		4,814,819
Building Products (0.4%)
Owens Corning	6,095	862,199

Commercial Services & Supplies (1.3%)
Republic Services, Inc.	11,516	2,642,692

See accompanying notes to investments in securities.

SFT T. Rowe Price Value Fund

Investments in Securities – continued

Electrical Equipment (1.8%)
AMETEK, Inc.	19,271	$3,622,948

Ground Transportation (2.0%)
CSX Corp.	11,255	399,665
Norfolk Southern Corp.	6,582	1,977,299
Old Dominion Freight Line, Inc.	11,791	1,659,937
		4,036,901
Machinery (7.4%)
Caterpillar, Inc.	5,300	2,528,895
Deere & Co.	10,487	4,795,285
Parker-Hannifin Corp.	4,121	3,124,336
Pentair PLC	9,700	1,074,372
Westinghouse Air Brake Technologies Corp.	16,827	3,373,309
		14,896,197
Professional Services (0.5%)
Equifax, Inc.	4,260	1,092,818

Trading Companies & Distributors (0.5%)
WW Grainger, Inc.	1,110	1,057,785

Information Technology (8.0%)
Electronic Equipment, Instruments & Components (3.0%)
Keysight Technologies, Inc. (b)	26,696	4,669,664
TE Connectivity PLC	6,170	1,354,500
		6,024,164
Semiconductors & Semiconductor Equipment (4.0%)
Analog Devices, Inc.	8,570	2,105,649
Intel Corp. (b)	40,142	1,346,764
KLA Corp.	1,189	1,282,456
Texas Instruments, Inc.	19,095	3,508,324
		8,243,193
Software (1.0%)
Microsoft Corp.	3,890	2,014,826

Materials (6.3%)
Chemicals (3.6%)
Linde PLC	5,720	2,717,000
PPG Industries, Inc.	8,565	900,267
Sherwin-Williams Co.	10,404	3,602,489
		7,219,756
Containers & Packaging (2.5%)
Ball Corp.	24,581	1,239,374
International Paper Co.	81,860	3,798,304
		5,037,678
Metals & Mining (0.2%)
Franco-Nevada Corp.	1,715	382,291

Real Estate (2.6%)
Health Care REITs (0.9%)
Welltower, Inc.	11,000	1,959,540

Residential REITs (0.7%)
Essex Property Trust, Inc.	5,067	1,356,233

Specialized REITs (1.0%)
Public Storage	3,496	1,009,820
VICI Properties, Inc.	30,574	997,018
		2,006,838
Utilities (5.2%)
Electric Utilities (2.8%)
Southern Co.	24,700	2,340,819
Xcel Energy, Inc.	41,578	3,353,265
		5,694,084

See accompanying notes to investments in securities.

SFT T. Rowe Price Value Fund

Investments in Securities – continued

Gas Utilities (0.6%)
Atmos Energy Corp.	7,464	$1,274,478

Multi-Utilities (1.3%)
Ameren Corp.	24,160	2,521,821

Water Utilities (0.5%)
American Water Works Co., Inc.	7,010	975,722
Total common stocks (cost: $168,627,500)		201,581,835

Short-Term Securities (0.4%)
Investment Companies (0.4%)
State Street Institutional U.S. Government Money Market Fund, current rate 4.090%	117,952	117,952
T. Rowe Price Government Reserve Fund, current rate 4.160%	646,821	646,821
Total short-term securities (cost: $764,773)		764,773
Total investments in securities (cost: $169,392,273)		202,346,608
Cash and other assets in excess of liabilities (0.1%)		200,470
Total net assets (100.0%)		$202,547,078

Investments in Securities Legend
(a)	Securities are valued in accordance with procedures described in the notes to investments in securities.
(b)	Non-income producing security.

See accompanying notes to investments in securities.

Country Diversification	%
United States	97.7%
United Kingdom	1.3%
Switzerland	0.7%
Canada	0.2%
Liabilities in excess of cash and other assets	0.1%
100.0%

SFT Wellington Core Equity Fund

Investments in Securities

September 30, 2025

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (99.7%)
Communication Services (10.9%)
Entertainment (1.6%)
Netflix, Inc. (b)	1,869	$2,240,782

Interactive Media & Services (8.2%)
Alphabet, Inc. Class A	29,225	7,104,597
Meta Platforms, Inc. Class A	5,510	4,046,434
		11,151,031
Wireless Telecommunication Services (1.1%)
T-Mobile U.S., Inc.	6,114	1,463,569

Consumer Discretionary (10.6%)
Automobiles (0.6%)
Tesla, Inc. (b)	1,857	825,845

Broadline Retail (4.8%)
Amazon.com, Inc. (b)	29,861	6,556,580

Distributors (0.9%)
Pool Corp.	3,825	1,186,018

Hotels, Restaurants & Leisure (1.0%)
Marriott International, Inc. Class A	5,378	1,400,646

Household Durables (0.6%)
Lennar Corp. Class A	6,252	788,002

Specialty Retail (2.7%)
AutoZone, Inc. (b)	308	1,321,394
Lowe's Cos., Inc.	5,290	1,329,430
TJX Cos., Inc.	7,743	1,119,173
		3,769,997
Consumer Staples (5.5%)
Beverages (0.5%)
Monster Beverage Corp. (b)	10,467	704,534

Consumer Staples Distribution & Retail (2.8%)
BJ's Wholesale Club Holdings, Inc. (b)	13,876	1,293,937
Walmart, Inc.	24,653	2,540,738
		3,834,675
Food Products (0.9%)
McCormick & Co., Inc.	18,684	1,250,147

Tobacco (1.3%)
Philip Morris International, Inc.	10,750	1,743,650

Energy (2.6%)
Oil, Gas & Consumable Fuels (2.6%)
Expand Energy Corp.	5,889	625,647
Exxon Mobil Corp.	17,096	1,927,574
Williams Cos., Inc.	16,488	1,044,515
		3,597,736
Financial (13.2%)
Banks (4.0%)
JPMorgan Chase & Co.	10,875	3,430,302
Wells Fargo & Co.	24,521	2,055,350
		5,485,652
Capital Markets (3.9%)
Goldman Sachs Group, Inc.	2,002	1,594,293
Intercontinental Exchange, Inc.	8,047	1,355,758
KKR & Co., Inc.	7,408	962,670

See accompanying notes to investments in securities.

SFT Wellington Core Equity Fund

Investments in Securities – continued

Nasdaq, Inc.	15,750	$1,393,087
		5,305,808
Consumer Finance (1.0%)
American Express Co.	3,984	1,323,325

Financial Services (2.8%)
Klarna Group PLC (b)	15,686	574,892
Mastercard, Inc. Class A	5,712	3,249,043
		3,823,935
Insurance (1.5%)
Arthur J Gallagher & Co.	3,483	1,078,824
Chubb Ltd.	3,590	1,013,278
		2,092,102
Health Care (6.7%)
Biotechnology (2.0%)
Gilead Sciences, Inc.	12,700	1,409,700
Vertex Pharmaceuticals, Inc. (b)	3,286	1,286,929
		2,696,629
Health Care Equipment & Supplies (1.9%)
Abbott Laboratories	14,570	1,951,506
Boston Scientific Corp. (b)	7,004	683,800
		2,635,306
Health Care Providers & Services (0.9%)
Cencora, Inc.	4,009	1,252,933

Pharmaceuticals (1.9%)
Eli Lilly & Co.	3,430	2,617,090

Industrials (9.8%)
Aerospace & Defense (2.6%)
General Electric Co.	6,040	1,816,953
RTX Corp.	10,149	1,698,232
		3,515,185
Building Products (1.4%)
Builders FirstSource, Inc. (b)	5,754	697,672
Trane Technologies PLC	2,857	1,205,540
		1,903,212
Commercial Services & Supplies (0.7%)
Republic Services, Inc.	4,547	1,043,446

Electrical Equipment (2.3%)
AMETEK, Inc.	4,856	912,928
Emerson Electric Co.	7,565	992,377
GE Vernova, Inc.	1,988	1,222,421
		3,127,726
Machinery (2.8%)
Caterpillar, Inc.	2,908	1,387,552
Ingersoll Rand, Inc.	13,553	1,119,749
Parker-Hannifin Corp.	1,747	1,324,488
		3,831,789
Information Technology (32.9%)
Communications Equipment (0.7%)
Motorola Solutions, Inc.	2,242	1,025,244

Electronic Equipment, Instruments & Components (0.5%)
Trimble, Inc. (b)	8,800	718,520

Semiconductors & Semiconductor Equipment (13.1%)
Broadcom, Inc.	14,183	4,679,113
KLA Corp.	1,642	1,771,061
NVIDIA Corp.	60,984	11,378,395
		17,828,569
Software (10.9%)
Microsoft Corp.	20,623	10,681,683

See accompanying notes to investments in securities.

SFT Wellington Core Equity Fund

Investments in Securities – continued

Oracle Corp.	6,590	$1,853,372
Roper Technologies, Inc.	2,529	1,261,187
Tyler Technologies, Inc. (b)	1,989	1,040,565
		14,836,807
Technology Hardware Storage & Peripherals (7.7%)
Apple, Inc.	41,252	10,503,997

Materials (2.8%)
Chemicals (2.8%)
Linde PLC	3,088	1,466,800
RPM International, Inc.	8,263	974,042
Sherwin-Williams Co.	3,871	1,340,373
		3,781,215
Real Estate (2.0%)
Health Care REITs (1.2%)
Welltower, Inc.	9,001	1,603,438

Specialized REITs (0.8%)
American Tower Corp.	6,146	1,181,999

Utilities (2.7%)
Gas Utilities (0.9%)
Atmos Energy Corp.	7,320	1,249,890

Multi-Utilities (1.8%)
Dominion Energy, Inc.	15,700	960,369
WEC Energy Group, Inc.	12,176	1,395,248
		2,355,617
Total common stocks (cost: $81,906,536)		136,252,646

Short-Term Securities (0.4%)
Investment Companies (0.4%)
State Street Institutional U.S. Government Money Market Fund, current rate 4.090%	497,822	497,822
Total short-term securities (cost: $497,822)		497,822
Total investments in securities (cost: $82,404,358)		136,750,468
Liabilities in excess of cash and other assets (-0.1%)		(189,123)
Total net assets (100.0%)		$136,561,345

Investments in Securities Legend
(a)	Securities are valued in accordance with procedures described in the notes to investments in securities.
(b)	Non-income producing security.

See accompanying notes to investments in securities.

Securian Funds Trust

Notes to Financial Statements

Investments Valuation

Each Fund’s net asset value is generally calculated as of the close of normal trading on the New York Stock Exchange (typically 3:00 p.m. Central Time). Investments in securities traded on a U.S. or foreign securities exchange are valued at the last sale price on that exchange prior to the time when assets are valued; securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued on the basis of the last current bid price by an independent pricing service or at a price deemed best to reflect fair value quoted by dealers who make markets in these securities. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality and prepayment speeds, as applicable. When market quotations are not readily available, securities are valued at fair value as determined in good faith by Securian Asset Management, Inc. (“Securian AM”), as the Valuation Designee, in accordance with procedures approved by the Board of Trustees (the “Board”) of the Trust and in accordance with provisions of the Investment Company Act of 1940, as amended (the “1940 Act”). The Board has delegated the daily oversight of the securities valuation function to Securian AM, which ensures that valuations comply with the valuation policies. The summary of fair valued in good faith securities are presented to the Board at their quarterly meetings.

A Fund’s investments will also be valued at fair value in good faith by Securian AM if it determines that an event impacting the value of an investment occurred after the close of the security’s primary exchange or market (for example, a foreign exchange or market) and before the time the Fund’s net asset value is calculated. If a significant event impacting the value of a security or group of securities occurs, Securian AM is immediately notified and promptly determines whether fair value in good faith pricing is needed in accordance with the Trust’s valuation procedures and, if so, approves the pricing methodology to be used.

Short-term securities are valued at fair value. Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated using the first in, first out basis. Paydowns of securities are recorded as receivables as of the due date, which varies by the issuer. Dividend income is recognized on the ex-dividend date or upon dividend notification for certain foreign securities, and interest income, including amortization of bond premium and accretion of bond discount computed on an effective yield basis, is accrued daily.

Investment Companies

The Funds may invest in other investment companies, which may not be traded on an exchange, the Funds may, as a practical expedient, estimate the fair value of an investment company based on the reported net asset value (“NAV”) per share or its equivalent if the reported NAV per share or its equivalent of the investment company is calculated in a manner consistent with the measurement principles applied to investment companies, in accordance with ASC 946. If the investment company does not provide a reported NAV per share or its equivalent on a Business Day, Securian AM, as Valuation Designee, shall estimate fair value in good faith and in a manner consistent with the Trust’s Valuation Procedures.

Foreign Currency Translations and Foreign Currency Contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities, income and expenses are translated at the exchange rate on the transaction date.

The Funds do not separately report changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities.

For the purpose of hedging, efficient portfolio management, and/or enhancement of returns, the Funds may, from time to time, enter into currency forward contracts, including currency forwards and cross currency forwards, in addition to the use of other derivative instruments described herein (each of which may result in net short currency exposure). For hedging purposes, such transactions may be effected on non-U.S. Dollar denominated instruments owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund. The Funds are not limited in their use of forward contracts in connection with direct hedging.

Futures Transactions

To gain exposure to, or for protection from market changes, the Funds may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Funds may also buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Securian Funds Trust

Notes to Financial Statements – continued

Upon entering into a futures contract, a Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value as determined by each relevant clearing agency and is aggregated at a Futures Commission Merchant (“FCM”) which is registered with the Commodity Futures Trading Commission or the applicable regulator. Subsequent payments (variation margin) are made or received by a Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. A Fund recognizes a realized gain or loss when the contract is closed or expired. In the event of default, counterparty risk is significantly reduced as creditors to the FCM do not have claim to a Fund’s assets in the segregated account. For a listing of open futures contracts see the Investments in Securities for each Fund.

Options Transactions

Each Fund may write (i.e., sell) covered call and secured put options and purchase and sell put and call options written by others. An option is a type of derivative financial instrument. The Funds may invest in derivative financial instruments, including options, in order to manage risk or gain exposure to various other investments or markets. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised.

The risk in buying an option is that each Fund pays a premium whether or not the option is exercised. Each Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. Each Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the fair value of written options.

Bank Loans

The SFT Core Bond Fund may purchase bank loans. Bank loans are interests in amounts owed by corporate or other borrowers and may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Bank loans may be made directly with a borrower or acquired through assignment or participation. The Fund’s right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Investments in bank loans may involve special risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The Fund may also invest in loan commitments, which are contractual obligations for a future funding. The Fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments. Although typically secured, bank loans may not be backed by sufficient collateral to satisfy their issuers’ obligations in the event of bankruptcy, insolvency or similar distressed scenarios. Bank loans may also be illiquid, not readily marketable, or subject to restrictions on resale.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

Illiquid Investments

Pursuant to Rule 22e-4 under the 1940 Act, no Fund may acquire an “illiquid investment” if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments. Rule 22e-4 generally defines an illiquid investment as any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the fair value of the investment. At September 30, 2025, the SFT Core Bond Fund and SFT Real Estate Securities Fund held two and one illiquid securities with a fair value of $138,909 and $556,363 which represents 0.0% and 0.5% of net assets, respectively.

Securian Funds Trust

Notes to Financial Statements – continued

Fair Value Measurement

The Trust utilizes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs when determining fair value. The hierarchy also establishes a classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs include information market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the Trust’s estimates about the assumptions market participants would use in valuing the financial asset or liability based on the best information available in the circumstances. Level 1 includes unadjusted quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, credit risk and prepayment speed). Level 3 includes unobservable inputs, which may include the advisor’s own assumptions in determining the fair value of an investment or are based on independent non-binding broker quotes. Other financial instruments are derivative instruments not reflected in total investments, such as futures, swaps, and written options.

The following is a summary of the levels used as of September 30, 2025, in valuing the Fund’s assets and liabilities (please see the Investments in Securities for each Fund for a listing of all securities within each category):

	Fair Value Measurement at September 30, 2025 using
Fund	Level 1	Level 2	Level 3	Total

SFT Balanced Stabilization Fund
Assets
Government Obligations	$—	$9,940,436	$—	$9,940,436
Other Mortgage-Backed Securities	—	1,436,727	—	1,436,727
Corporate Obligations	—	181,265,067	—	181,265,067
Purchased Options	534,128	—	—	534,128
Investment Companies	399,489,582	—	—	399,489,582
Total Investments	400,023,710	192,642,230	—	592,665,940

Other Financial Instruments*
Futures Contracts	1,440,111	—	—	1,440,111

Liabilities
Other Financial Instruments*
Futures Contracts	(147,641)	—	—	(147,641)
Written Options	(183,390)	—	—	(183,390)
SFT Core Bond Fund
Assets
Government Obligations	—	269,286,876	—	269,286,876
Asset-Backed Securities	—	38,054,846	—	38,054,846
Other Mortgage-Backed Securities	—	45,746,131	—	45,746,131
Corporate Obligations	—	71,165,459	—	71,165,459
Bank Loans	—	6,382,744	—	6,382,744
Foreign Bonds	—	5,161,720	—	5,161,720
Convertible Foreign Bond	—	226,821		226,821
Investment Companies	25,327,554	—	—	25,327,554
U.S. Government Agencies and Obligations	—	24,998,095	—	24,998,095
Total Investments	25,327,554	461,022,692	—	486,350,246

Other Financial Instruments*
Forward Foreign Currency Contracts	—	15,895	—	15,895
Futures Contracts	320,912	—	—	320,912

Securian Funds Trust

Notes to Financial Statements – continued

Fair Value Measurement - (continued)

	Fair Value Measurement at September 30, 2025 using
Fund	Level 1	Level 2	Level 3	Total

SFT Core Bond Fund (Continued)
Liabilities
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$(17,008)	$—	$(17,008)
Futures Contracts	(7,027)	—	—	(7,027)
SFT Equity Stabilization Fund
Assets
Investment Companies	256,148,390	—	—	256,148,390
Purchased Options	231,860	—	—	231,860
Total Investments	256,380,250	—	—	256,380,250

Liabilities
Other Financial Instruments*
Futures Contracts	362,505	—	—	362,505
Written Options	(79,600)	—	—	(79,600)
SFT Index 400 Mid-Cap Fund
Assets
Common Stocks	233,630,586	—	—	233,630,586
Investment Companies	4,943,488	—	—	4,943,488
U.S. Government Agencies and Obligations	—	999,578	—	999,578
Total Investments	238,574,074	999,578	—	239,573,652

Other Financial Instruments*
Futures Contracts	(30,435)	—	—	(30,435)
SFT Index 500 Fund
Assets
Common Stocks	1,600,551,505	—	—	1,600,551,505
Investment Companies	17,489,010	—	—	17,489,010
Total Investments	1,618,040,515	—	—	1,618,040,515

Other Financial Instruments*
Futures Contracts	186,941	—	—	186,941
SFT Macquarie Growth Fund
Assets
Common Stocks	651,647,478	—	—	651,647,478
Investment Companies	1,983,000	—	—	1,983,000
Total Investments	653,630,478	—	—	653,630,478
SFT Macquarie Small Cap Growth Fund
Assets
Common Stocks	160,040,798	—	—	160,040,798
Investment Companies	4,948,072	—	—	4,948,072
Total Investments	164,988,870	—	—	164,988,870
SFT Real Estate Securities Fund
Assets
Common Stocks	116,647,520	—	—	116,647,520
Investment Companies	913,462	—	—	913,462
Warrants	—	556,363	—	556,363
Total Investments	117,560,982	556,363	—	118,117,345

Securian Funds Trust

Notes to Financial Statements – continued

Fair Value Measurement - (continued)

	Fair Value Measurement at September 30, 2025 using
Fund	Level 1	Level 2	Level 3	Total

SFT T. Rowe Price Value Fund
Assets
Common Stocks	$201,581,835	$—	$—	$201,581,835
Investment Companies	764,773	—	—	764,773
Total Investments	202,346,608	—	—	202,346,608
SFT Wellington Core Equity Fund
Assets
Common Stocks	136,252,646	—	—	136,252,646
Investment Companies	497,822	—	—	497,822
Total Investments	136,750,468	—	—	136,750,468

* Investments in Other Financial Instruments are derivative instruments reflected in the Investments in Securities. All derivatives currently held are reflected at the gross unrealized appreciation (depreciation) on the investments.

Level 2 Measurements:

Government obligations comprised of U.S. Treasury, agency and government guaranteed fixed maturity securities – These securities are principally valued using the market approach. Valuation is based primarily on quoted prices in markets that are not active or using matrix pricing or other similar techniques using standard market observable inputs such as the benchmark U.S. Treasury yield curve, the spread of the U.S. Treasury curve for the identical security and comparable securities that are actively traded.

Asset-backed and other mortgage-backed securities comprised of RMBS, CMBS and ABS fixed maturity securities – These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market inputs including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information including: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans, etc.

Corporate obligations comprised of U.S. corporate and foreign corporate fixed maturity securities – These securities are principally valued using the market and income approaches. Valuation is based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Investment grade privately placed securities are valued using discounted cash flow methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer.

Long-term and short-term debt securities comprised of foreign government and state and political subdivision fixed maturity securities – These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market observable inputs including benchmark U.S. Treasury or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

Bank Loans – These securities are generally valued by independent pricing services based on the average of quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. These quoted prices are based on interest rates, yield curves, option adjusted spreads, credit spreads and/or other criteria. To the extent that these inputs are observable, the values of Bank Loans are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Securian Funds Trust

Notes to Financial Statements – continued

Level 2 Measurements - (continued)

Forward Foreign Currency – These derivatives are traded in the over-the-counter derivative market and are principally valued using market price quotations or industry recognized modeling techniques. The significant inputs to the models are observable in the market or can be derived from or corroborated by observable market data. These significant inputs may include interest rates, foreign currency exchange rates, interest rate curves, contractual terms, market prices, and measures of volatility.

The Funds’ policy is to recognize transfers between the levels as of the end of the period. There were no transfers of financial assets between Levels 1, 2, and 3 during the period.

Other Risks

The Funds can invest in securities of foreign issuers, which may subject them to investment risks not normally associated with investing in U.S. securities. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war, acts of terrorism, financial institution failures, trade wars, including the imposition of tariffs, or other events, can adversely affect local and global markets and normal market operations.